UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21749

CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19808

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Lee Anne Copenhefer

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30, 2012

Date of reporting period: December 31, 2011

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT	December 31, 2011

Dear Fellow Shareholders:

During the second half of 2011, the declining trend across stock correlations dramatically reversed and fundamentals seemingly failed to matter. This environment was challenging for the funds, as many of the stocks which outperformed during the first half of the year retreated in the second half. Within the third quarter, economists moved from expecting 3%+ real Gross Domestic Product (“GDP”) in the U.S. to assigning a nearly 40% probability that this country, as well as the Eurozone, was currently in recession. Investors began selling economically-sensitive stocks without apparent regard to traditional fundamentals. The beginning of August was basically a panic not only here in the U.S., but overseas as well. In addition to responding to the apparent economic softness, investors were also expressing concern over the inability of global policy makers to craft sensible responses. In the U.S., the brinksmanship over the debt ceiling and the establishment of a congressional “Super Committee” did not give anyone confidence that fiscal policy would provide needed stability and support.

After a tumultuous third quarter, the equity markets rapidly rebounded in early October on stronger U.S. economic data and the notion that Eurozone leaders could devise a plan to stabilize its debt crisis. Notwithstanding continued high volatility, the markets sustained the early October gains into year-end. Constructively, the U.S. economic data continues to be indicative of 3%+ GDP growth in 4Q and housing and employment trends have been better than expected. Third quarter corporate earnings were once again robust with 70% exceeding forecasts. This figure is still impressive, but reflects a slowing trend. The pressures are varied and numerous: slowing global economic growth; raw material cost squeeze; competitive product/pricing pressures; and regulatory (Food and Drug Administration (“FDA”)) enforcement/uncertainty. The stock prices of the 30% who disappointed were treated harshly as investors shed companies exhibiting any kind of difficulty with little regard for valuation or long term investment appeal. Seasonality (tax loss selling, etc.) combined with anxious markets likely contributed to the negative reaction. Stocks which declined during this time period, generally did not recover much of the depreciation as of year-end.

Unfortunately, we were not immune to the tremendous stock specific volatility; much of the market’s overall volatility is a reflection of short-term trading concerns and a lack of intermediate to long-term investing foresight. For example, we held a position in a footwear company, which had been one of the best performing stocks in certain of the funds during the first half of the calendar year. This company preannounced disappointing results in October, leading to an instant 40% decline in the stock price. Although management reported early spring orders are up 30% and the stock trades at 10x 2012 earnings, the stock did not recover at all during the balance of the fourth quarter. We added to the funds’ holdings and think the company is well positioned for 2012.

After a strong start to the calendar year, healthcare stocks owned by some of the funds significantly lagged the market in the second half. The primary factors continue to be: low utilization trends resulting from sustained high unemployment; more consumer driven healthcare plans; the residual impact of FDA/Department of Justice (“DOJ”) enforcement actions; and peer medical journals/media criticism of the efficacy of some therapies. To

1

give one example of a company held in certain of the funds, a specialty pharmaceutical and medication delivery company has been compelled by the FDA to remediate its quality control functions at its largest domestic plant. The company is expected to spend $300 million over an approximately two year period, most of it non-recurring in nature. While near-term earnings are depressed, we believe that the earnings power is not meaningfully compromised and yet the stock has declined by 40% since our purchase last spring. It trades at 9x our 2013 earnings estimate. Two other medical product companies that are held in certain of the funds were strong early 2011 contributors, but have suffered declines of 30% or more since last spring and also trade at relatively high multiples. Another company that is holding in certain of the funds is a global medical device company which also was one of the best first half performers for certain of the funds. The company had a minor product recall on one of its contact lens products, which led to a 30% decline from its high point. After posting strong quarterly results a few weeks ago, the stock has recovered more than half the decline.

Business and investor confidence has been shaken and it will take time for business leaders to be comfortable making long-term commitments. The same seems to apply to investors. We understand the trepidation when on any given day a news headline can appear out of nowhere to dramatically upset the capital markets. These are different times. In this environment, we think that institutional investors have a heightened responsibility to their clients to act like investors rather than traders and engage their companies on important matters. Corporate governance, disclosure/investor relations, and capital allocation are topics in which experienced institutional investors are knowledgeable. It is clearly easier to run rather than seek a constructive dialogue with corporate leaders, but investing requires patience, passion, and, in some cases, persuasion. One need not become a high profile activist to make a difference.

As business cycles remain compressed and developed economies wrestle with debt deleveraging, the investment environment will continue to be volatile. We will be subject to exogenous shocks from the Eurozone, China, Iran, Washington, D.C. and elsewhere that will temporarily impact investor confidence and result in unexplainable trading patterns for individual securities. While we are disappointed in the funds’ investment results for the second half of 2011, we are encouraged by the opportunities afforded us for going forward. There is an abundance of companies with many of the characteristics that we seek in our investments. The low growth/short business cycle is compelling managements to aggressively manage their assets leading to many change dynamics; low free cash flow valuations are prevalent; corporations have historically strong balance sheets; and there is a significant amount of investor anxiety which often leads to behavioral overreactions and relative neglect. By employing this investment approach, we are confident our stock selections will be validated in the coming quarters.

Sincerely,

Ronald H. McGlynn

Chairman and Chief Executive Officer, Cramer Rosenthal McGlynn, LLC

President, CRM Mutual Fund Trust

This report must be preceded or accompanied by the current prospectus for the Funds. Before investing, you should carefully read the prospectus and consider the investment objectives, risks, changes and expenses of the Funds. Additional copies of the prospectus may be obtained at www.crmfunds.com or at 800-CRM-2883.

Distributed by ALPS Distributors, Inc.

2

CRM FUNDS

EXPENSE DISCLOSURE (Unaudited)

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund’s expenses in two ways.

•

Actual fund return.    The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

•

Hypothetical 5% return.    The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs that may be levied by other funds, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The “Annualized Expense Ratio” reflects the actual expenses for the period indicated.

For the Six Months Ended December 31, 2011

Expense Table

Fund/Class	Beginning Account Value 07/01/11	Ending Account Value 12/31/11	Annualized Expense Ratio	Expenses Paid During Period[1]
CRM Small Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$840.00	1.10%	$5.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.61	1.10%	$5.58

CRM Funds
3

CRM FUNDS

EXPENSE DISCLOSURE (Unaudited) (Continued)

Fund/Class	Beginning Account Value 07/01/11	Ending Account Value 12/31/11	Annualized Expense Ratio	Expenses Paid During Period[1]

CRM Small Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$840.90	0.87%	$4.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.76	0.87%	$4.42

CRM Small/Mid Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$887.50	1.09%	$5.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.66	1.09%	$5.53

CRM Small/Mid Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$888.60	0.88%	$4.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.71	0.88%	$4.47

CRM Mid Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$860.10	1.02%	$4.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.01	1.02%	$5.18

CRM Mid Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$861.20	0.82%	$3.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.01	0.82%	$4.17

CRM Large Cap Opportunity Fund - Investor Shares
Actual Fund Return	$1,000.00	$911.30	1.15%	$5.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.36	1.15%	$5.84

CRM Large Cap Opportunity Fund - Institutional Shares
Actual Fund Return	$1,000.00	$911.40	0.90%	$4.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.61	0.90%	$4.57

CRM All Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$853.00	1.50%	$6.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.60	1.50%	$7.61

CRM All Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$853.80	1.25%	$5.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	1.25%	$6.34

CRM Global Opportunity Fund - Investor Shares
Actual Fund Return	$1,000.00	$778.90	1.50%	$6.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.60	1.50%	$7.61

CRM Global Opportunity Fund - Institutional Shares
Actual Fund Return	$1,000.00	$779.90	1.25%	$5.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	1.25%	$6.34

CRM Funds
4

CRM FUNDS

EXPENSE DISCLOSURE (Unaudited) (Concluded)

Fund/Class	Beginning Account Value 07/01/11	Ending Account Value 12/31/11	Annualized Expense Ratio	Expenses Paid During Period[1]

CRM International Opportunity Fund - Investor Shares
Actual Fund Return	$1,000.00	$776.80	1.50%	$6.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.60	1.50%	$7.61

CRM International Opportunity Fund - Institutional Shares
Actual Fund Return	$1,000.00	$777.50	1.25%	$5.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	1.25%	$6.34

[1]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

CRM Funds
5

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS (Unaudited)

PORTFOLIO HOLDINGS

December 31, 2011

The following tables present a summary of the portfolio holdings of each of the CRM Funds as a percentage of their total investments, excluding short-term investments held as collateral for loaned securities.

CRM Small Cap Value Fund - Sector Allocation
Common Stock
Industrials	20.0%
Financials	19.4
Information Technology	17.9
Consumer Discretionary	15.8
Utilities.	9.5
Health Care	7.4
Materials	4.9
Energy	2.3
Exchange-Traded Funds	0.8
Short-Term Investments	2.0

100.0%

CRM Small/Mid Cap Value Fund - SectorAllocation
Common Stock
Industrials	24.0%
Information Technology	17.3
Financials	15.7
Utilities.	10.6
Consumer Discretionary	9.4
Health Care	6.8
Materials	6.4
Consumer Staples	3.4
Energy	2.6
Short-Term Investments	3.8

100.0%

CRM Mid Cap Value Fund - SectorAllocation
Common Stock
Industrials	17.8%
Information Technology	17.5
Financials	16.4
Consumer Discretionary	9.9
Utilities.	9.8
Health Care	9.4
Materials	5.9
Consumer Staples	5.0
Energy	4.0
Short-Term Investments	4.3

100.0%

CRM Large Cap Opportunity Fund - SectorAllocation
Common Stock
Industrials	18.0%
Information Technology	17.6
Consumer Discretionary	13.5
Health Care	12.1
Financials	12.0
Consumer Staples	9.9
Energy	6.1
Utilities.	5.8
Telecommunication Services.	2.0
Short-Term Investments	3.0

100.0%

CRM Funds
6

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS (Unaudited) (Continued)

CRM All Cap Value Fund - Sector Allocation
Common Stock
Industrials	22.5%
Information Technology	19.1
Financials	14.1
Health Care	11.4
Consumer Discretionary	8.8
Consumer Staples	7.7
Utilities.	5.4
Energy	5.0
Telecommunication Services.	2.0
Short-Term Investments	4.0

100.0%

CRM Global Opportunity Fund - Sector Allocation
Common Stock
Industrials	19.5%
Materials	14.0
Consumer Discretionary	13.6
Financials	12.4
Information Technology	12.3
Energy	9.7
Health Care	7.6
Consumer Staples	6.0
Telecommunication Services.	3.1
Preferred Stock
Consumer Staples	1.4
Short-Term Investments	0.4

100.0%

CRM Global Opportunity Fund - CountryAllocation
Common Stock
United States	26.1%
Japan	15.6
United Kingdom.	12.3
Brazil.	5.5
Germany	4.8
France	4.4
Netherlands.	4.4
Hong Kong	4.3
Ireland.	3.2
Indonesia	3.2
Switzerland	2.6
Austria	1.7
Sweden	1.6
Denmark	1.6
Singapore	1.6
United Arab Emirates	1.5
Chile	1.5
Italy	1.2
Bermuda	1.1
Preferred Stock
Germany	1.4
Short-Term Investments	0.4

100.0%

CRM Funds
7

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS (Unaudited) (Concluded)

CRM International Opportunity Fund - SectorAllocation
Common Stock
Materials	19.2%
Industrials	15.9
Energy	15.4
Financials	12.8
Consumer Discretionary	11.6
Information Technology	5.9
Consumer Staples	5.7
Health Care	5.0
Telecommunication Services.	3.2
Preferred Stock
Consumer Staples	1.5
Short-Term Investments	3.8

100.0%

CRM International Opportunity Fund - CountryAllocation
Common Stock
Japan	16.7%
United Kingdom.	16.5
Germany	9.0
Brazil.	8.7
France	8.0
Hong Kong	5.4
Indonesia	4.7
Netherlands.	4.6
Ireland.	3.3
Canada	2.7
Norway.	1.7
Singapore	1.7
Austria	1.7
Sweden	1.6
Denmark	1.6
United Arab Emirates	1.5
Chile	1.5
India	1.4
Italy	1.2
Bermuda	1.2
Preferred Stock
Germany	1.5
Short-Term Investments	3.8

100.0%

Portfolio holdings are subject to change at any time.

CRM Funds
8

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)

Shares		Value
Common Stock — 96.1%
Consumer Discretionary — 15.7%
Consumer Durables & Apparel — 3.0%
184,550	Carter’s, Inc.[1,2]	$7,346,935
941,600	CROCS, Inc.[1]	13,907,432

		21,254,367

Consumer Services — 5.4%
315,586	CEC Entertainment, Inc.	10,871,938
264,877	Churchill Downs, Inc.	13,808,038
325,450	Vail Resorts, Inc.[2]	13,786,062

		38,466,038

Retailing — 7.3%
239,500	DSW, Inc. — Class A	10,588,295
335,400	Group 1 Automotive, Inc.	17,373,720
291,700	HSN, Inc.[1]	10,577,042
329,700	Vitamin Shoppe, Inc.[1,2]	13,148,436

		51,687,493

Total Consumer Discretionary		111,407,898

Energy — 2.3%
1,323,400	Advantage Oil & Gas Ltd.[1]	5,478,876
121,650	Seacor Holdings, Inc.[1,2]	10,821,984

Total Energy		16,300,860

Financials — 19.2%
Banks — 8.1%
1,059,600	Associated Banc-Corp.	11,835,732
723,400	Boston Private Financial Holdings, Inc.	5,743,796
1,141,098	Capitol Federal Financial, Inc.	13,168,271
923,100	Investors Bancorp, Inc.[1]	12,443,388
570,650	MB Financial, Inc.	9,758,115
3,418,465	Popular, Inc.[1]	4,751,666

		57,700,968

Diversified Financials — 3.0%
617,200	KBW, Inc.	9,369,096
367,750	Stifel Financial Corp.[1,2]	11,786,388

		21,155,484

Insurance — 3.8%
684,111	Alterra Capital Holdings Ltd.	16,165,543
314,250	Platinum Underwriters Holdings Ltd.	10,719,067

		26,884,610

Real Estate — 4.3%
886,525	Chesapeake Lodging Trust[2]	13,705,677
322,700	Potlatch Corp.[2]	10,039,197
727,082	Summit Hotel Properties, Inc.[2]	6,863,654

		30,608,528

Total Financials		136,349,590

Shares		Value
Health Care — 7.3%
Health Care Equipment & Services — 5.3%
903,300	CONMED Corp.[1]	$23,187,711
202,900	Cooper Cos., Inc. (The)	14,308,508

		37,496,219

Pharmaceuticals, Biotechnology & Life Sciences — 2.0%
419,950	BioMarin Pharmaceutical, Inc.[1,2]	14,437,881

Total Health Care		51,934,100

Industrials — 19.8%
Capital Goods — 14.0%
222,600	A. O. Smith Corp.	8,930,712
269,150	Acuity Brands, Inc.[2]	14,264,950
273,400	Applied Industrial Technologies, Inc.	9,615,478
535,473	Barnes Group, Inc.[2]	12,910,254
6,143,600	Capstone Turbine Corp.[1]	7,126,576
115,500	Carlisle COS, Inc.[2]	5,116,650
169,050	Chicago Bridge & Iron Co. N.V.	6,390,090
85,979	Cubic Corp.	3,747,825
563,650	ITT Corp.[1]	10,895,354
219,800	Kaydon Corp.[2]	6,703,900
326,871	RBC Bearings, Inc.[1]	13,630,521

		99,332,310

Commercial & Professional Services — 5.8%
481,915	G & K Services, Inc. — Class A	14,028,545
955,400	Geo Group, Inc. (The)[1]	16,002,950
992,000	Interface, Inc. — Class A2	11,447,680

		41,479,175

Total Industrials		140,811,485

Information Technology — 17.7%
Semiconductors & Semiconductor Components — 3.5%
535,450	International Rectifier Corp.[1]	10,398,439
597,500	Ultratech, Inc.[1]	14,680,575

		25,079,014

Semiconductors & Semiconductor Equipment — 1.6%
1,378,100	Atmel Corp.[1,2]	11,162,610

Software & Services — 6.4%
1,114,900	Convergys Corp.[1]	14,237,273
1,682,500	Monster Worldwide, Inc.[1,2]	13,342,225
1,155,500	Sapient Corp.[2]	14,559,300
202,900	TeleTech Holdings, Inc.[1]	3,286,980

		45,425,778

Technology Hardware & Equipment — 6.2%
1,126,676	Aeroflex Holding Corp.[1,2]	11,537,162
659,437	Brightpoint, Inc.[1]	7,095,542
808,800	Ciena Corp.[1,2]	9,786,480
1,711,848	Intermec, Inc.[1]	11,743,277
1,341,480	Oclaro, Inc.[1]	3,782,974

		43,945,435

Total Information Technology		125,612,837

See accompanying notes.		CRM Funds
9

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2011 (Unaudited)

Shares		Value
Materials — 4.8%
586,204	Calgon Carbon Corp.[1]	$9,209,265
336,750	Innophos Holdings, Inc.	16,352,580
357,881	Materion Corp.[1]	8,689,351

Total Materials		34,251,196

Utilities — 9.3%
391,700	Hawaiian Electric Industries, Inc.[2]	10,372,216
467,800	NorthWestern Corp.	16,742,562
306,150	Southwest Gas Corp.[2]	13,008,314
394,550	UIL Holdings Corp.[2]	13,955,233
338,200	Unisource Energy Corp.	12,486,344

Total Utilities		66,564,669

Total Common Stock (Cost $677,623,128)		683,232,635

Exchange-Traded Funds — 0.8%
86,400	Ishares Russell 2000 Value Index Fund
(Cost $5,727,707)		5,671,296

Short-Term Investments — 2.0%
7,125,223	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.08%[3]	7,125,223
7,125,223	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[3]	7,125,223

Total Short-Term Investments (Cost $14,250,446)		14,250,446

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 98.9% (Cost $697,601,281)		703,154,377

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 9.1%
Time Deposits — 1.5%
$ 1,200,000	Chase Bank USA NA Time Deposit,
	0.00%, 01/03/12[3]	$1,200,000
2,200,000	National Australia Time Deposit,
	0.01%, 01/03/12[3]	2,200,000
2,100,000	Nordea Bank Finland Time Deposit,
	0.02%, 01/03/12[3]	2,100,000
2,602,000	Skandinaviska Time Deposit,
	0.01%, 01/03/12[3]	2,602,000
2,400,000	Svenska Time Deposit,
	0.01%, 01/03/12[3]	2,400,000

Total Time Deposits.		10,502,000

Repurchase Agreements — 7.6%
20,338,830	With Barclays Capital: at 0.02%, dated 12/30/11, to be repurchased on 01/03/12, repurchase price $20,338,875 (collateralized by U.S. Treasury Note, par value $18,423,522, 4.125%, 05/15/15; total market value $20,745,616)	20,338,830
20,338,830	With Deutsche Bank: at 0.01%, dated 12/30/11, to be repurchased on 01/03/12, repurchase price $20,338,853 (collateralized by U.S. Treasury Note, par value $20,544,720, 1.000%, 10/31/16; total market value $20,745,613)	20,338,830
13,696,992	With JPMorgan: at 0.05%, dated 12/30/11, to be repurchased on 01/03/12, repurchase price $13,697,068 (collateralized by Federal Home Loan Mortgage Corporation Notes, par value ranging from $1,288,887- $8,232,577 coupon rates ranging from 2.025% - 5.957%, 03/01/23 - 02/01/41; total market value $14,108,281)	13,696,992

Total Repurchase Agreements		54,374,652

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $64,876,652)		64,876,652

Total Investments — 108.0% (Cost $762,477,933)		$768,031,029	[4]
Liabilities in Excess of Other Assets — (8.0%) .		(56,656,599)

Total Net Assets — 100.0%		$711,374,430

See accompanying notes.		CRM Funds
10

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2011 (Unaudited)

Summary of inputs used to value the Fund’s investments as of December 31, 2011 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities
Common Stock	$683,232,635	$683,232,635	—	—
Short-Term Investments	14,250,446	14,250,446	—	—
Exchange-Traded Funds	5,671,296	5,671,296	—	—
Short-Term Investments Held as Collateral for Loaned Securities	64,876,652	—	$64,876,652	—

Total	$768,031,029	$703,154,377	$64,876,652	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate represents an annualized yield at date of measurement.
[4]

At December 31, 2011, the market value of securities on loan for the CRM Small Cap Value Fund was $63,262,295. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, The Bank of New York Mellon has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
11

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)

Shares		Value
Common Stock — 96.3%
Consumer Discretionary — 9.4%
Consumer Durables & Apparel — 4.7%
185,500	Carter’s, Inc.[1,2]	$7,384,755
990,250	CROCS, Inc.[1,2]	14,625,993
336,900	Harman International Industries, Inc.	12,815,676

		34,826,424

Consumer Services — 1.8%
175,000	Hyatt Hotels Corp. — Class A1,2	6,587,000
368,950	Intercontinental Hotels Group PLC, ADR[3,4]	6,637,410

		13,224,410

Retailing — 2.9%
407,700	Foot Locker, Inc.	9,719,568
342,231	HSN, Inc.[1]	12,409,296

		22,128,864

Total Consumer Discretionary		70,179,698

Consumer Staples — 3.4%
Food, Beverage & Tobacco — 3.4%
272,600	Corn Products International Inc.	14,336,034
276,600	Dr Pepper Snapple Group, Inc.	10,920,168

Total Consumer Staples		25,256,202

Energy — 2.6%
209,500	Oceaneering International, Inc.[2]	9,664,235
207,950	Whiting Petroleum Corp.[1,2]	9,709,186

Total Energy		19,373,421

Financials — 15.7%
Banks — 5.5%
1,165,300	Associated Banc-Corp.	13,016,401
744,400	Fifth Third Bancorp	9,468,768
2,883,500	Popular, Inc.[1]	4,008,065
1,635,550	TFS Financial Corp.[1]	14,654,528

		41,147,762

Diversified Financials — 3.8%
137,550	Affiliated Managers Group, Inc.[1]	13,197,922
587,650	Lazard Ltd. — Class A	15,343,542

		28,541,464

Insurance — 4.1%
110,900	PartnerRe Ltd.	7,120,889
186,950	RenaissanceRe Holdings Ltd.	13,903,472
295,015	Validus Holdings Ltd.	9,292,972

		30,317,333

Real Estate — 2.3%
389,300	Rayonier, Inc.[2]	17,374,459

Total Financials		117,381,018

Health Care — 6.8%
Health Care Equipment & Services — 4.8%
496,950	CIGNA Corp.	20,871,900

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
212,400	Cooper Cos., Inc. (The)	$14,978,448

		35,850,348

Pharmaceuticals, Biotechnology & Life Sciences — 2.0%
440,100	BioMarin Pharmaceutical, Inc.[1,2]	15,130,638

Total Health Care		50,980,986

Industrials — 24.0%
Capital Goods — 15.9%
520,300	AECOM Technology Corp.[1]	10,702,571
320,300	BE Aerospace, Inc.[1,2]	12,398,813
341,600	Pall Corp.[2]	19,522,440
452,500	Stanley Black & Decker, Inc.	30,589,000
367,950	Thomas & Betts Corp.[1,2]	20,090,070
258,084	WESCO International, Inc.[1,2]	13,681,033
447,650	Xylem Inc., NY	11,500,128

		118,484,055

Commercial & Professional Services — 8.1%
428,060	Avery Dennison Corp.	12,276,761
377,500	Dun & Bradstreet Corp. (The)[2]	28,248,325
511,900	Equifax, Inc.	19,831,006

		60,356,092

Total Industrials		178,840,147

Information Technology — 17.3%
Semiconductors & Semiconductor Equipment — 3.2%
1,113,400	Atmel Corp.[1]	9,018,540
2,551,640	LSI Corp.[1]	15,182,258

		24,200,798

Software & Services — 9.4%
328,060	BMC Software, Inc.[1]	10,753,807
151,050	Equinix, Inc.[1,2]	15,316,470
445,050	IAC/InterActiveCorp.[1,2]	18,959,130
1,670,050	Monster Worldwide, Inc.[1]	13,243,497
661,390	Parametric Technology Corp.[1,2]	12,076,981

		70,349,885

Technology Hardware & Equipment — 4.7%
317,700	Avnet, Inc.[1]	9,877,293
668,000	Ciena Corp.[1,2]	8,082,800
945,624	Intermec, Inc.[1]	6,486,980
289,450	Zebra Technologies Corp. — Class A1	10,356,521

		34,803,594

Total Information Technology		129,354,277

Materials — 6.4%
201,800	Ashland, Inc.[2]	11,534,888
239,800	Cytec Industries, Inc.	10,707,070
204,750	FMC Corp.	17,616,690
198,550	Valspar Corp.	7,737,494

Total Materials		47,596,142

See accompanying notes.		CRM Funds
12

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2011 (Unaudited)

Shares		Value
Utilities — 10.7%
597,150	American Water Works Co., Inc.	$19,025,199
669,100	CMS Energy Corp.[2]	14,773,728
1,087,000	NV Energy, Inc.	17,772,450
274,150	OGE Energy Corp.[2]	15,547,046
348,500	UIL Holdings Corp.[2]	12,326,445

Total Utilities		79,444,868

Total Common Stock (Cost $667,944,508)		718,406,759

Short-Term Investments — 3.8%
14,289,522	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.08%[5]	14,289,522
14,289,522	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[5]	14,289,522

Total Short-Term Investments (Cost $28,579,044)		28,579,044

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.1% (Cost $696,523,552)		746,985,803

Principal
Short-Term Investments Held As Collateral For Loaned Securities — 9.4%
Time Deposits — 1.5%
$1,400,000	Chase Bank USA NA Time Deposit, 0.00%, 01/03/12[5]	1,400,000
2,300,000	National Australia Time Deposit, 0.01%, 01/03/12[5]	2,300,000
2,300,000	Nordea Bank Finland Time Deposit, 0.02%, 01/03/12[5]	2,300,000
2,832,000	Skandinaviska Time Deposit, 0.01%, 01/03/12[5]	2,832,000
2,600,000	Svenska Time Deposit, 0.01%, 01/03/12[5]	2,600,000

Total Time Deposits		11,432,000

Repurchase Agreements — 7.9%
22,017,550	With Barclays Capital: at 0.02%, dated 12/30/11, to be repurchased on 01/03/12, repurchase price $22,017,599 (collateralized by U.S. Treasury Note, par value $19,944,157, 4.125%, 05/15/15; total market value $22,457,911)	22,017,550

Principal		Value
Repurchase Agreements — (continued)
$22,017,550	With Deutsche Bank: at 0.01%, dated 12/30/11, to be repurchased on 01/03/12, repurchase price $22,017,574 (collateralized by U.S. Treasury Note, par value $22,240,434, 1.000%, 10/31/16; total market value $22,457,908)	$22,017,550
12,199,062	With JPMorgan: at 0.05%, dated 12/30/11, to be repurchased on 01/03/12, repurchase price $12,199,130 (collateralized by Federal Home Loan Mortgage Corporation Notes, par value ranging from $1,147,932 - $7,332,246, coupon rates ranging from 2.025% - 5.957%, 03/01/23 - 02/01/41; total market value $12,565,372)	12,199,062
2,565,258	With RBS Securities: at 0.03%, dated 12/30/11, to be repurchased on 01/03/12, repurchase price $2,565,267 (collateralized by U.S. Treasury Inflationary Notes, par value ranging from $20,345 - $747,272, coupon rates ranging from 0.125% - 3.375%, 01/15/12 - 07/15/21; total market value $2,616,631)	2,565,258

Total Repurchase Agreements		58,799,420

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $70,231,420)		70,231,420

Total Investments — 109.5% (Cost $766,754,972)		817,217,223	[6]
Liabilities in Excess of Other Assets — (9.5%)		(71,063,099)

Total Net Assets — 100.0%		$746,154,124

See accompanying notes.		CRM Funds
13

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2011 (Unaudited)

Summary of inputs used to value the Fund’s investments as of December 31, 2011 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities
Common Stock	$718,406,759	$718,406,759	—	—
Short-Term Investments	28,579,044	28,579,044	—	—
Short-Term Investments Held as Collateral for Loaned Securities	70,231,420	—	$70,231,420	—

Total	$817,217,223	$746,985,803	$70,231,420	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	ADR — American Depository Receipt.
[4]	PLC — Public Limited Company.
[5]	Rate represents an annualized yield at date of measurement.
[6]

At December 31, 2011, the market value of securities on loan for the CRM Small/Mid Cap Value Fund was $68,590,565. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, The Bank of New York Mellon has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
14

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)

Shares		Value
Common Stock — 96.4%
Consumer Discretionary — 10.0%
Consumer Durables & Apparel — 2.7%
565,200	Hasbro, Inc.[2]	$18,024,228
4,444,176	Newell Rubbermaid, Inc.	71,773,442

		89,797,670

Consumer Services — 1.8%
1,576,688	Intercontinental Hotels Group PLC, ADR[3,4]	28,364,617
690,600	Starwood Hotels & Resorts Worldwide, Inc.[2]	33,128,082

		61,492,699

Media — 1.0%
1,315,200	CBS Corp. — Class B	35,694,528

Retailing — 4.5%
2,131,500	Liberty Interactive Corp. — Class A1	34,562,273
862,200	Ltd. Brands, Inc.	34,789,770
1,630,500	Nordstrom, Inc.[2]	81,052,155

		150,404,198

Total Consumer Discretionary.		337,389,095

Consumer Staples — 5.0%
Food, Beverage & Tobacco — 5.0%
2,009,400	General Mills, Inc.	81,199,854
684,500	J.M. Smucker Co. (The)[2]	53,507,365
484,175	Mead Johnson Nutrition Co.	33,277,348

		167,984,567

Total Consumer Staples		167,984,567

Energy — 4.0%
1,021,800	Cameron International Corp.[1,2]	50,262,342
3,170,500	El Paso Corp.	84,240,185

Total Energy		134,502,527

Financials — 16.5%
Banks — 3.4%
3,400,300	Fifth Third Bancorp	43,251,816
4,085,435	SunTrust Banks, Inc.	72,312,200

		115,564,016

Diversified Financials — 5.2%
1,315,200	Northern Trust Corp.	52,160,832
2,759,200	NYSE Euronext	72,015,120
1,236,000	State Street Corp.	49,823,160

		173,999,112

Insurance — 6.9%
1,580,500	Arch Capital Group Ltd.[1]	58,842,015
2,161,000	Principal Financial Group, Inc.	53,160,600
1,405,600	Willis Group Holdings PLC[4]	54,537,280
3,383,216	XL Group PLC[4]	66,886,180

		233,426,075

Shares		Value
Financials — (continued)
Real Estate — 1.0%
2,167,600	CBRE Group, Inc.[1,2]	$32,990,872

Total Financials		555,980,075

Health Care — 9.5%
Health Care Equipment & Services — 7.7%
2,283,150	CIGNA Corp.	95,892,300
2,670,977	St. Jude Medical, Inc.	91,614,511
1,455,463	Stryker Corp.[2]	72,351,066

		259,857,877

Pharmaceuticals, Biotechnology & Life Sciences — 1.8%
1,989,750	Hospira, Inc.[1,2]	60,428,707

Total Health Care		320,286,584

Industrials — 18.0%
Capital Goods — 14.3%
1,049,900	Cooper Industries PLC[4]	56,852,085
965,600	Dover Corp.[2]	56,053,080
969,900	Eaton Corp.	42,219,747
2,063,261	Stanley Black & Decker, Inc.[2]	139,476,444
3,944,585	Tyco International Ltd.	184,251,565

		478,852,921

Commercial & Professional Services — 3.7%
1,298,293	Avery Dennison Corp.	37,235,043
3,167,800	Republic Services, Inc.[2]	87,272,890

		124,507,933

Total Industrials		603,360,854

Information Technology — 17.6%
Semiconductors & Semiconductor Equipment — 3.6%
12,124,845	LSI Corp.[1]	72,142,828
1,912,500	Maxim Integrated Products, Inc.	49,801,500

		121,944,328

Software & Services — 7.6%
1,483,278	BMC Software, Inc.[1]	48,621,853
1,139,100	Fidelity National Information Services, Inc.	30,288,669
2,459,204	Parametric Technology Corp.[1,2]	44,905,065
2,083,950	Rovi Corp.[1,2]	51,223,491
4,368,354	Western Union Co. (The)[2]	79,766,144

		254,805,222

Technology Hardware & Equipment — 6.4%
2,488,600	Motorola Solutions, Inc.	115,197,294
1,423,850	NetApp, Inc.[1,2]	51,643,039
1,586,500	TE Connectivity Ltd.	48,880,065

		215,720,398

Total Information Technology		592,469,948

Materials — 5.9%
602,700	Air Products & Chemicals, Inc.[2]	51,344,013
882,500	Airgas, Inc.	68,905,600
669,800	Allegheny Technologies, Inc.[2]	32,016,440

See accompanying notes.		CRM Funds
15

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2011 (Unaudited)

Shares		Value
Materials — (continued)
817,688	Ashland, Inc.	$46,739,046

Total Materials		199,005,099

Utilities — 9.9%
2,068,093	American Water Works Co., Inc.	65,889,443
2,921,187	CMS Energy Corp.[2]	64,499,809
1,461,800	Edison International	60,518,520
2,926,100	PPL Corp.	86,085,862
2,046,100	Xcel Energy, Inc.	56,554,204

Total Utilities		333,547,838

Total Common Stock (Cost $3,006,954,431)		3,244,526,587

Short-Term Investments — 4.3%
72,218,274	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.08%[5]	72,218,274
72,218,274	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[5]	72,218,274

Total Short-Term Investments (Cost $144,436,548)		144,436,548

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.7% (Cost $3,151,390,979)		3,388,963,135

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 5.4%
Time Deposits — 0.9%
$ 3,600,000	Chase Bank USA NA Time Deposit, 0.00%, 01/03/12[5]	$3,600,000
6,000,000	National Australia Time Deposit, 0.01%, 01/03/12[5]	6,000,000
6,000,000	Nordea Bank Finland Time Deposit, 0.02%, 01/03/12[5]	6,000,000
7,149,000	Skandinaviska Time Deposit, 0.01%, 01/03/12[5]	7,149,000
6,700,000	Svenska Time Deposit, 0.01%, 01/03/12[5]	6,700,000

Total Time Deposits		29,449,000

Repurchase Agreements — 4.5%
57,080,147	With Barclays Capital: at 0.02%, dated 12/30/11, to be repurchased on 01/03/12, repurchase price $57,080,274 (collateralized by U.S. Treasury Note, par value $51,704,910, 4.125%, 05/15/15; total market value $58,221,775)	57,080,147
48,109,947	With JPMorgan: at 0.02%, dated 12/30/11, to be repurchased on 01/03/12, repurchase price $48,110,054 (collateralized by U.S Treasury Inflationary Notes, par value ranging from $66,777 - $6,111,214, coupon rates ranging from 0.125% - 2.625%, 04/15/13 - 07/15/21; total market value $49,075,053)	48,109,947
47,434,742	With RBS Securities: at 0.03%, dated 12/30/11, to be repurchased on 01/03/12, repurchase price $47,434,900 (collateralized by U.S. Treasury Inflationary Notes, par value ranging from $376,205 - $13,817,978, coupon rates ranging from 0.125% - 3.375%, 01/15/12 - 07/15/21; total market value $48,384,692)	47,434,742

Total Repurchase Agreements		152,624,836

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $182,073,836)		182,073,836

Total Investments — 106.1% (Cost $3,333,464,815)		3,571,036,971	[6]
Liabilities in Excess of Other Assets — (6.1%)		(206,045,244)

Total Net Assets — 100.0%		$3,364,991,727

See accompanying notes.		CRM Funds
16

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2011 (Unaudited)

Summary of inputs used to value the Fund’s investments as of December 31, 2011 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities
Common Stock	$3,244,526,587	$3,244,526,587	—	—
Short-Term Investments	144,436,548	144,436,548	—	—
Short-Term Investments Held as Collateral for Loaned Securities	182,073,836	—	$182,073,836	—

Total	$3,571,036,971	$3,388,963,135	$182,073,836	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	ADR — American Depository Receipt.
[4]	PLC — Public Limited Company.
[5]	Rate represents an annualized yield at date of measurement.
[6]

At December 31, 2011, the market value of securities on loan for the CRM Mid Cap Value Fund was $177,822,076. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, The Bank of New York Mellon has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
17

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)

Shares		Value
Common Stock — 96.4%
Consumer Discretionary — 13.4%
Automobiles & Components — 2.3%
26,000	General Motors Co.[1]	$527,020
26,200	Honda Motor Co. Ltd.	800,410

		1,327,430

Consumer Durables & Apparel — 1.8%
26,800	Harman International Industries, Inc.	1,019,472

Consumer Services — 2.8%
7,350	McDonald’s Corp.	737,426
18,750	Starwood Hotels & Resorts
	Worldwide, Inc.	899,437

		1,636,863

Retailing — 6.5%
28,200	Nordstrom, Inc.	1,401,822
29,010	Target Corp.	1,485,892
14,050	TJX Cos., Inc.	906,928

		3,794,642

Total Consumer Discretionary		7,778,407

Consumer Staples — 9.8%
Food, Beverage & Tobacco — 7.8%
13,250	Anheuser-Busch InBev N.V., ADR[2]	808,117
17,400	Coca-Cola Co. (The)	1,217,478
33,100	General Mills, Inc.	1,337,571
17,800	PepsiCo, Inc.	1,181,030

		4,544,196

Household & Personal Products — 2.0%
17,350	Procter & Gamble Co. (The)	1,157,419

Total Consumer Staples		5,701,615

Energy — 6.0%
9,800	Chevron Corp.	1,042,720
23,100	Halliburton Co.	797,181
10,500	National Oilwell Varco, Inc.	713,895
10,150	Occidental Petroleum Corp.	951,055

Total Energy		3,504,851

Financials — 11.9%
Banks — 2.2%
22,100	PNC Financial Services Group, Inc.	1,274,507

Diversified Financials — 7.7%
24,500	American Express Co.	1,155,665
6,150	BlackRock, Inc.	1,096,176
28,200	JPMorgan Chase & Co.	937,650
48,400	NYSE Euronext	1,263,240

		4,452,731

Insurance — 2.0%
60,600	XL Group PLC[3]	1,198,062

Total Financials		6,925,300

Shares		Value
Health Care — 12.0%
Health Care Equipment & Services — 8.5%
32,100	Covidien PLC[3]	$1,444,821
14,500	McKesson Corp.	1,129,695
41,400	St. Jude Medical, Inc.	1,420,020
18,500	Stryker Corp.	919,635

		4,914,171

Pharmaceuticals, Biotechnology & Life Sciences — 3.5%
32,900	Hospira, Inc.[1]	999,173
24,600	Roche Holding AG, ADR[2]	1,046,730

		2,045,903

Total Health Care		6,960,074

Industrials — 17.9%
Capital Goods — 17.9%
16,350	Dover Corp.	949,118
105,100	General Electric Co.	1,882,341
27,000	Pall Corp.	1,543,050
3,350	Precision Castparts Corp.	552,046
35,850	Stanley Black & Decker, Inc.	2,423,460
65,300	Tyco International Ltd.	3,050,163

Total Industrials		10,400,178

Information Technology — 17.5%
Software & Services — 7.7%
25,530	BMC Software, Inc.[1]	836,873
34,700	IAC/InterActiveCorp.[1]	1,478,220
27,600	Microsoft Corp.	716,496
31,950	Oracle Corp.	819,518
5,800	Visa, Inc. — Class A	588,874

		4,439,981

Technology Hardware & Equipment — 9.8%
2,515	Apple, Inc.[1]	1,018,574
55,650	Cisco Systems, Inc.	1,006,152
39,550	Motorola Solutions, Inc.	1,830,770
24,450	NetApp, Inc.[1]	886,801
17,450	QUALCOMM, Inc.	954,515

		5,696,812

Total Information Technology		10,136,793

Telecommunication Services — 2.1%
19,720	American Tower Corp. — Class A	1,183,397

Total Telecommunication Services		1,183,397

Utilities — 5.8%
24,950	Edison International	1,032,930
48,200	PPL Corp.	1,418,044
33,000	Xcel Energy, Inc.	912,120

Total Utilities		3,363,094

Total Common Stock (Cost $52,229,512)		55,953,709

See accompanying notes.		CRM Funds
18

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2011 (Unaudited)

Shares		Value
Short-Term Investments — 3.0%
879,178	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.08%[4]	$879,178
879,178	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[4]	879,178

Total Short-Term Investments (Cost $1,758,356)		1,758,356

Total Investments — 99.4% (Cost $53,987,868)		57,712,065
Other Assets in Excess of Liabilities — 0.6%.		343,632

Total Net Assets — 100.0%		$58,055,697

Summary of inputs used to value the Fund’s investments as of December 31, 2011 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$55,953,709	$55,953,709	—	—
Short-Term Investments	1,758,356	1,758,356	—	—

Total	$57,712,065	$57,712,065	—	—

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.

See accompanying notes.		CRM Funds
19

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)

Shares		Value
Common Stock — 95.6%
Consumer Discretionary — 8.8%
Consumer Durables & Apparel — 3.9%
66,100	CROCS, Inc.[1]	$976,297
20,200	Harman International Industries, Inc.	768,408

		1,744,705

Retailing — 4.9%
21,400	Nordstrom, Inc.	1,063,794
22,800	Target Corp.	1,167,816

		2,231,610

Total Consumer Discretionary		3,976,315

Consumer Staples — 7.7%
Food, Beverage & Tobacco — 5.7%
11,500	Anheuser-Busch InBev N.V., ADR[2] .	701,385
23,300	General Mills, Inc.	941,553
14,000	PepsiCo, Inc.	928,900

		2,571,838

Household & Personal Products — 2.0%
13,600	Procter & Gamble Co. (The)	907,256

Total Consumer Staples		3,479,094

Energy — 5.0%
6,600	Chevron Corp.	702,240
8,200	National Oilwell Varco, Inc.	557,518
10,500	Occidental Petroleum Corp.	983,850

Total Energy		2,243,608

Financials — 14.0%
Banks — 5.3%
15,600	PNC Financial Services Group, Inc.	899,652
32,900	SunTrust Banks, Inc.	582,330
99,600	TFS Financial Corp.[1]	892,416

		2,374,398

Diversified Financials — 4.5%
43,600	Lazard Ltd. — Class A	1,138,396
35,000	NYSE Euronext	913,500

		2,051,896

Insurance — 1.9%
44,300	XL Group PLC[3]	875,811

Real Estate — 2.3%
23,700	Rayonier, Inc.	1,057,731

Total Financials		6,359,836

Health Care — 11.4%
Health Care Equipment & Services — 7.8%
41,200	CONMED Corp.[1]	1,057,604
9,300	Cooper Cos., Inc. (The)	655,836
33,050	St. Jude Medical, Inc.	1,133,615

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
14,000	Stryker Corp.	$695,940

		3,542,995

Pharmaceuticals, Biotechnology & Life Sciences — 3.6%
25,550	BioMarin Pharmaceutical, Inc.[1]	878,409
24,000	Hospira, Inc.[1]	728,880

		1,607,289

Total Health Care		5,150,284

Industrials — 22.4%
Capital Goods — 16.6%
12,400	Dover Corp.	719,820
84,000	General Electric Co	1,504,440
20,650	Pall Corp.	1,180,147
27,200	Stanley Black & Decker, Inc.	1,838,720
48,700	Tyco International Ltd.	2,274,777

		7,517,904

Commercial & Professional Services — 5.8%
22,200	Dun & Bradstreet Corp. (The)	1,661,226
24,900	Equifax, Inc.	964,626

		2,625,852

Total Industrials		10,143,756

Information Technology — 19.0%
Semiconductors & Semiconductor Equipment — 2.2%
164,850	LSI Corp.[1]	980,858

Software & Services — 5.9%
26,900	IAC/InterActiveCorp.[1]	1,145,940
109,700	Monster Worldwide, Inc.[1]	869,921
27,200	Rovi Corp.[1]	668,576

		2,684,437

Technology Hardware & Equipment — 10.9%
15,200	Avnet, Inc.[1]	472,568
37,300	Ciena Corp.[1]	451,330
24,100	Cisco Systems, Inc.	435,728
111,200	Intermec, Inc.[1]	762,832
31,550	Motorola Solutions, Inc.	1,460,449
18,700	NetApp, Inc.[1]	678,249
12,400	QUALCOMM, Inc.	678,280

		4,939,436

Total Information Technology		8,604,731

Telecommunication Services — 1.9%
14,750	American Tower Corp. — Class A	885,148

Total Telecommunication Services		885,148

Utilities — 5.4%
22,600	American Water Works Co., Inc.	720,036

See accompanying notes.		CRM Funds
20

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2011 (Unaudited)

Shares		Value
Utilities — (continued)
17,100	Edison International	$707,940
35,000	PPL Corp.	1,029,700

Total Utilities		2,457,676

Total Common Stock (Cost $42,733,035)		43,300,448

Short-Term Investments — 4.1%
913,700	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.08%[4]	913,700
913,700	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[4]	913,700

Total Short-Term Investments (Cost $1,827,400)		1,827,400

Total Investments — 99.7% (Cost $44,560,435)		45,127,848
Other Assets in Excess of Liabilities — 0.3%		152,115

Total Net Assets — 100.0%		$45,279,963

Summary of inputs used to value the Fund’s investments as of December 31, 2011 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$43,300,448	$43,300,448	—	—
Short-Term Investments	1,827,400	1,827,400	—	—

Total	$45,127,848	$45,127,848	—	—

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.

See accompanying notes.		CRM Funds
21

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)

Shares		Value
Common Stock — 100.0%
Austria — 1.7%
12,200	Andritz AG	$1,012,127

Total Austria		1,012,127

Bermuda — 1.1%
19,300	Seadrill Ltd.	645,393

Total Bermuda		645,393

Brazil — 5.6%
102,700	BR Properties SA	1,018,604
376,700	PDG Realty SA Empreendimentos e Participacoes	1,191,545
55,900	Vale SA, ADR[2]	1,151,540

Total Brazil		3,361,689

Chile — 1.5%
47,100	ENTEL Chile SA	881,192

Total Chile		881,192

Denmark — 1.6%
16,300	FLSmidth & Co. A/S	957,855

Total Denmark		957,855

France — 4.5%
9,300	BioMerieux	664,896
14,800	Cie Generale Des Etablissements Michelin — Class B	874,898
12,100	Technip SA	1,137,258

Total France		2,677,052

Germany — 4.9%
9,350	Fresenius SE	864,994
8,100	Linde AG	1,205,067
32,800	Symrise AG	875,346

Total Germany		2,945,407

Hong Kong — 4.4%
524,600	Chow Tai Fook Jewellery Group Ltd.	940,235
435,000	Digital China Holdings Ltd.	674,349
576,000	Shangri-La Asia Ltd.	993,794

Total Hong Kong		2,608,378

Indonesia — 3.3%
2,260,500	Bank Negara Indonesia Persero Tbk PT	947,328
1,300,000	Telekomunikasi Indonesia Tbk PT	1,010,753

Total Indonesia		1,958,081

Ireland — 3.3%
263,000	C&C Group PLC[3]	976,911
26,900	Kerry Group PLC — Class A3	987,012

Total Ireland		1,963,923

Italy — 1.3%
166,900	Prada SpA[1]	755,354

Total Italy		755,354

Shares		Value
Japan — 15.9%
20,700	Canon, Inc.	$917,072
39,500	Capcom Co. Ltd.	932,974
26,400	Honda Motor Co. Ltd.	805,342
43,000	JGC Corp.	1,032,402
55,900	JSR Corp.	1,031,285
42,800	Komatsu Ltd.	1,000,353
69,600	Kuraray Co. Ltd.	990,152
43,200	Nabtesco Corp.	787,444
45,500	Nichi-Iko Pharmaceutical Co. Ltd.	1,071,145
62,600	Stanley Electric Co. Ltd.	919,847

Total Japan		9,488,016

Netherlands — 4.5%
81,600	ING Groep N.V.[1]	587,195
21,500	Koninklijke DSM N.V.	997,573
52,600	SBM Offshore N.V.	1,083,792

Total Netherlands		2,668,560

Singapore — 1.6%
325,000	SembCorp Marine Ltd.	957,172

Total Singapore		957,172

Sweden — 1.6%
76,200	Swedbank AB — Class A	987,094

Total Sweden		987,094

Switzerland — 2.6%
33,500	Tyco International Ltd.	1,564,785

Total Switzerland		1,564,785

United Arab Emirates — 1.5%
131,100	Dragon Oil PLC[3]	931,964

Total United Arab Emirates		931,964

United Kingdom — 12.5%
320,200	Aberdeen Asset Management PLC[3]	1,054,205
59,700	Antofagasta PLC[3]	1,126,468
200,100	Ashmore Group PLC[3]	1,037,915
39,700	Croda International PLC[3]	1,112,231
57,600	Subsea 7 SA1	1,069,012
48,000	Tullow Oil PLC[3]	1,045,099
32,200	Weir Group PLC (The)[3]	1,016,126

Total United Kingdom		7,461,056

United States — 26.6%
49,500	Cisco Systems, Inc.	894,960
58,600	CROCS, Inc.[1]	865,522
16,400	Dun & Bradstreet Corp. (The)	1,227,212
25,400	General Mills, Inc.	1,026,414
15,100	IAC/InterActiveCorp.[1]	643,260
167,600	LSI Corp.[1]	997,220
92,300	Monster Worldwide, Inc.[1]	731,939
22,400	Motorola Solutions, Inc.	1,036,896
41,800	NYSE Euronext	1,090,980
16,400	Pall Corp.	937,260
9,700	Procter & Gamble Co. (The)	647,087

See accompanying notes.		CRM Funds
22

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2011 (Unaudited)

Shares		Value
United States — (continued)
11,700	QUALCOMM, Inc.	$639,990
18,400	Rayonier, Inc.	821,192
29,100	St. Jude Medical, Inc.	998,130
20,400	Stanley Black & Decker, Inc.	1,379,040
20,100	Stryker Corp.	999,171
18,400	Target Corp.	942,448

Total United States		15,878,721

Total Common Stock (Cost $59,682,968)		59,703,819

Preferred Stock — 1.4%
Germany — 1.4%
14,950	Henkel AG & Co. KGaA
(Cost $758,865)		862,772

Total Germany		862,772

Short-Term Investments — 0.4%
127,404	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.08%[4]	127,404
127,404	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[4]	127,404

Total Short-Term Investments (Cost $254,808)		254,808

Total Investments — 101.8% (Cost $60,696,641)		60,821,399
Liabilities in Excess of Other Assets — (1.8%) .		(1,084,933)

Total Net Assets — 100.0%		$59,736,466

Summary of inputs used to value the Fund’s investments as of December 31, 2011 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Austria	$1,012,127	$1,012,127	—	—
Bermuda	645,393	645,393	—	—
Brazil	3,361,689	3,361,689	—	—
Chile	881,192	881,192	—	—
Denmark	957,855	957,855	—	—
France	2,677,052	2,677,052	—	—
Germany	2,945,407	2,945,407	—	—
Hong Kong	2,608,378	2,608,378	—	—
Indonesia	1,958,081	1,958,081	—	—
Ireland	1,963,923	1,963,923	—	—
Italy	755,354	755,354	—	—
Japan	9,488,016	9,488,016	—	—
Netherlands	2,668,560	2,668,560	—	—
Singapore	957,172	957,172	—	—
Sweden	987,094	987,094	—	—
Switzerland	1,564,785	1,564,785	—	—
United Arab Emirates	931,964	931,964	—	—
United Kingdom	7,461,056	7,461,056	—	—
United States	15,878,721	15,878,721	—	—
Preferred Stock	862,772	862,772	—	—
Short-Term Investments	254,808	254,808	—	—

Total	$60,821,399	$60,821,399	—	—

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed not to have occurred at December 31, 2011 and therefore the Fund did not utilize the external pricing service model adjustments. As a result, securities still held by the Fund were transferred from Level 2 into Level 1 with an end of period value of $12,033,066.

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.

See accompanying notes.		CRM Funds
23

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)

Shares		Value
Common Stock — 95.4%
Austria — 1.7%
2,800	Andritz AG	$232,291

Total Austria		232,291

Bermuda — 1.2%
4,800	Seadrill Ltd.	160,512

Total Bermuda		160,512

Brazil — 8.7%
25,600	BR Properties SA	253,907
12,900	Cosan SA Industria e Comercio	186,731
81,000	PDG Realty SA Empreendimentos e Participacoes	256,212
8,300	Petroleo Brasileiro SA, ADR[2]	206,255
14,060	Vale SA, ADR[2]	289,636

Total Brazil		1,192,741

Canada — 2.7%
36,400	Gran Tierra Energy, Inc.[1]	175,792
7,300	Tourmaline Oil Corp.[1]	190,821

Total Canada		366,613

Chile — 1.5%
11,040	ENTEL Chile SA	206,547

Total Chile		206,547

Denmark — 1.6%
3,800	FLSmidth & Co. A/S	223,304

Total Denmark		223,304

France — 8.1%
3,200	Arkema SA	226,545
3,000	BioMerieux	214,483
3,400	Cie Generale Des Etablissements Michelin — Class B	200,990
2,800	Technip SA	263,167
3,100	Vallourec SA	201,250

Total France		1,106,435

Germany — 9.1%
3,100	BASF SE	216,216
2,300	Fresenius SE	212,779
2,800	Hannover Rueckversicherung AG	138,886
1,873	Linde AG	278,653
7,600	Symrise AG	202,824
2,400	Wacker Chemie AG	193,050

Total Germany		1,242,408

Hong Kong — 5.5%
114,000	Chow Tai Fook Jewellery Group Ltd.	204,321
95,000	Digital China Holdings Ltd.	147,271
223,454	Noble Group Ltd.	194,675
118,000	Shangri-La Asia Ltd.	203,590

Total Hong Kong		749,857

Shares		Value
India — 1.4%
26,500	HCL Technologies Ltd.	$193,592

Total India		193,592

Indonesia — 4.7%
493,500	Bank Negara Indonesia Persero Tbk PT	206,815
47,500	Indo Tambangraya Megah PT	202,468
301,500	Telekomunikasi Indonesia Tbk PT	234,417

Total Indonesia		643,700

Ireland — 3.3%
66,400	C&C Group PLC[3]	246,642
5,600	Kerry Group PLC — Class A3	205,475

Total Ireland		452,117

Italy — 1.2%
37,500	Prada SpA[1]	169,717

Total Italy		169,717

Japan — 16.8%
6,200	Canon, Inc.	274,678
8,500	Capcom Co. Ltd.	200,766
6,900	Honda Motor Co. Ltd.	210,487
10,000	JGC Corp.	240,094
13,600	JSR Corp.	250,903
9,400	Komatsu Ltd.	219,704
17,500	Kuraray Co. Ltd.	248,961
10,100	Nabtesco Corp.	184,102
10,900	Nichi-Iko Pharmaceutical Co. Ltd.	256,604
14,500	Stanley Electric Co. Ltd.	213,063

Total Japan		2,299,362

Netherlands — 4.6%
17,800	ING Groep N.V.[1]	128,089
5,400	Koninklijke DSM N.V	250,553
12,400	SBM Offshore N.V	255,495

Total Netherlands		634,137

Norway — 1.7%
45,800	Storebrand ASA	238,157

Total Norway		238,157

Singapore — 1.7%
79,000	SembCorp Marine Ltd.	232,666

Total Singapore.		232,666

Sweden — 1.7%
17,500	Swedbank AB — Class A	226,695

Total Sweden		226,695

United Arab Emirates — 1.6%
29,800	Dragon Oil PLC[3]	211,842

Total United Arab Emirates		211,842

United Kingdom — 16.6%
67,500	Aberdeen Asset Management PLC[3] .	222,233

See accompanying notes.		CRM Funds
24

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2011 (Unaudited)

Shares		Value
United Kingdom — (continued)
10,400	Admiral Group PLC	$137,607
13,000	Antofagasta PLC[3]	245,294
42,200	Ashmore Group PLC[3]	218,891
96,400	Barratt Developments PLC[1,3]	139,079
8,900	Croda International PLC[3]	249,341
6,700	Diageo PLC[3]	146,347
17,900	IMI PLC	211,268
12,100	Subsea 7 SA1	224,567
10,700	Tullow Oil PLC[3]	232,970
7,800	Weir Group PLC (The)[3]	246,142

Total United Kingdom		2,273,739

Total Common Stock (Cost $13,387,316)		13,056,432

Preferred Stock — 1.5%
Germany — 1.5%
3,500	Henkel AG & Co. KGaA
(Cost $177,660)		201,987

Total Germany		201,987

Short-Term Investments — 3.8%
261,772	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.08%[4]	261,772
261,772	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[4]	261,772

Total Short-Term Investments (Cost $523,544)		523,544

Total Investments — 100.7% (Cost $14,088,520)		13,781,963
Liabilities in Excess of Other Assets — (0.7%) .		(93,345)

Total Net Assets — 100.0%		$13,688,618

Summary of inputs used to value the Fund’s investments as of December 31, 2011 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Austria	$232,291	$232,291	—	—
Bermuda	160,512	160,512	—	—
Brazil	1,192,741	1,192,741	—	—
Canada	366,613	366,613	—	—
Chile	206,547	206,547	—	—
Denmark	223,304	223,304	—	—
France	1,106,435	1,106,435	—	—
Germany	1,242,408	1,242,408	—	—
Hong Kong	749,857	749,857	—	—
India	193,592	193,592	—	—
Indonesia	643,700	643,700	—	—
Ireland	452,117	452,117	—	—
Italy	169,717	169,717	—	—
Japan	2,299,362	2,299,362	—	—
Netherlands	634,137	634,137	—	—
Norway	238,157	238,157	—	—
Singapore	232,666	232,666	—	—
Sweden	226,695	226,695	—	—
United Arab Emirates	211,842	211,842	—	—
United Kingdom	2,273,739	2,273,739	—	—
Preferred Stock
Germany	201,987	201,987	—	—
Short-Term Investments	523,544	523,544	—	—

Total	$13,781,963	$13,781,963	—	—

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed not to have occurred at December 31, 2011 and therefore the Fund did not utilize the external pricing service model adjustments. As a result, securities still held by the Fund were transferred from Level 2 into Level 1 with an end of period value of $5,477,504.

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.

See accompanying notes.		CRM Funds
25

CRM FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2011 (Unaudited)

	CRM Small Cap Value Fund	CRM Small/Mid Cap Value Fund	CRM Mid Cap Value Fund	CRM Large Cap Opportunity Fund
ASSETS:
Investments
Investments, at cost	$762,477,933	$766,754,972	$3,333,464,815	$53,987,868
Net unrealized appreciation	5,553,096	50,462,251	237,572,156	3,724,197

Total investments, at value[1]	768,031,029	817,217,223	3,571,036,971	57,712,065
Receivable for fund shares sold	31,913,258	3,238,803	5,136,680	—
Receivable for securities sold	323,174	737,519	3,761,951	853,777
Dividends and interest receivable	907,252	446,136	6,668,174	95,275
Other assets	62,097	65,918	179,227	17,994

Total assets.	801,236,810	821,705,599	3,586,783,003	58,679,111

LIABILITIES:
Obligation to return securities lending collateral	64,876,652	70,231,420	182,073,836	—
Payable for fund shares redeemed	1,634,119	867,697	17,915,152	190,396
Payable for securities purchased	22,673,322	3,750,366	18,809,945	351,516
Accrued advisory fee	434,038	472,666	1,987,111	29,030
Audit and tax fees	24,941	24,941	24,941	24,941
Other accrued expenses	219,308	204,385	980,291	27,531

Total liabilities	89,862,380	75,551,475	221,791,276	623,414

NET ASSETS	$711,374,430	$746,154,124	$3,364,991,727	$58,055,697

COMPONENTS OF NET ASSETS
Paid-in-capital	$742,646,984	$742,475,718	$3,472,170,821	$58,507,621
Undistributed (distributions in excess of) net investment income	1,212,304	858,574	10,430	(5,411)
Accumulated net realized loss on investments	(38,037,954)	(47,642,419)	(344,761,680)	(4,170,710)
Net unrealized appreciation of investments	5,553,096	50,462,251	237,572,156	3,724,197

NET ASSETS	$711,374,430	$746,154,124	$3,364,991,727	$58,055,697

NET ASSETS BY SHARE CLASS
Investor Shares	$111,967,041	$158,333,271	$1,196,197,517	$18,804,826
Institutional Shares	599,407,389	587,820,853	2,168,794,210	39,250,871

NET ASSETS	$711,374,430	$746,154,124	$3,364,991,727	$58,055,697

SHARES OF BENEFICIAL INTEREST OUTSTANDING
($0.01 par value, unlimited authorized shares)
Investor Shares	6,687,519	12,223,282	45,876,831	1,899,832
Institutional Shares	33,585,716	44,870,427	81,936,872	3,960,259
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)
Investor Shares	$16.74	$12.95	$26.07	$9.90
Institutional Shares	$17.85	$13.10	$26.47	$9.91
[1] Includes securities loaned of:	$63,262,295	$68,590,565	$177,822,076	$—

See accompanying notes.		CRM Funds
26

CRM FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2011 (Unaudited)

	CRM All Cap Value Fund	CRM Global Opportunity Fund	CRM International Opportunity Fund
ASSETS:
Investments
Investments, at cost	$44,560,435	$60,696,641	$14,088,520
Net unrealized appreciation (depreciation)	567,413	124,758	(306,557)

Total investments, at value	45,127,848	60,821,399	13,781,963
Currencies
Foreign currencies, at cost	—	49,310	24,915
Net unrealized depreciation	—	(10,810)	(6,335)

Total foreign currencies, at value	—	38,500	18,580
Receivable for fund shares sold	143,470	—	—
Receivable for securities sold	22,168	1,750,419	986,974
Receivable from Adviser	—	—	18,604
Dividends and interest receivable	62,041	110,027	27,476
Other assets	15,374	23,175	19,601

Total assets	45,370,901	62,743,520	14,853,198

LIABILITIES:
Cash Overdraft	—	—	989,310
Payable for fund shares redeemed	6,592	2,822,400	12,864
Accrued advisory fee	33,772	42,777	—
Audit and tax fees	24,941	39,333	39,333
Other accrued expenses	25,633	102,544	123,073

Total liabilities	90,938	3,007,054	1,164,580

NET ASSETS	$45,279,963	$59,736,466	$13,688,618

COMPONENTS OF NET ASSETS
Paid-in-capital	$48,192,618	$77,130,656	$17,218,840
Undistributed (distributions in excess of) net investment income	9,290	(344,492)	(112,079)
Accumulated net realized loss on investments and foreign currency transactions	(3,489,358)	(17,167,715)	(3,108,138)
Net unrealized appreciation (depreciation) of investments and foreign currency	567,413	118,017	(310,005)

NET ASSETS	$45,279,963	$59,736,466	$13,688,618

NET ASSETS BY SHARE CLASS
Investor Shares	$30,539,087	$1,861,053	$3,614,343
Institutional Shares	14,740,876	57,875,413	10,074,275

NET ASSETS	$45,279,963	$59,736,466	$13,688,618

SHARES OF BENEFICIAL INTEREST OUTSTANDING
($0.01 par value, unlimited authorized shares)
Investor Shares	3,370,421	156,908	311,612
Institutional Shares	1,615,799	4,845,723	867,039
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)
Investor Shares	$9.06	$11.86	$11.60
Institutional Shares	$9.12	$11.94	$11.62

See accompanying notes.		CRM Funds
27

CRM FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2011 (Unaudited)

	CRM Small Cap Value Fund	CRM Small/Mid Cap Value Fund	CRM Mid Cap Value Fund	CRM Large Cap Opportunity Fund
INVESTMENT INCOME
Dividends	$4,443,988	$4,435,801	$29,295,845	$501,960
Securities lending income	39,215	20,679	43,584	—
Foreign tax withheld	(3,573)	(2,410)	(15,192)	(858)

Total investment income	4,479,630	4,454,070	29,324,237	501,102

EXPENSES
Investment advisory fees	2,683,879	2,916,497	12,226,369	224,214
Administration and accounting fees	77,198	82,719	357,835	10,826
Custody fees	36,511	26,662	99,161	7,297
Transfer Agent fees	140,093	200,329	901,896	24,476
Shareholder reports	47,149	47,678	219,422	3,578
Shareholder services - Investor Shares	156,863	192,401	1,566,582	25,140
Trustee fees and expenses	16,102	16,065	73,983	1,234
Insurance fees	11,917	10,432	56,901	828
Compliance services	5,405	5,507	25,298	414
Registration fees	23,020	30,257	17,993	18,317
Audit and tax fees	19,116	19,116	19,116	19,116
Legal fees	24,282	24,700	113,633	1,857
Miscellaneous	24,247	22,916	111,052	2,143

Total expenses	3,265,782	3,595,279	15,789,241	339,440
Expenses waived/reimbursed	—	—	—	(45,243)

Net expenses	3,265,782	3,595,279	15,789,241	294,197

NET INVESTMENT INCOME	1,213,848	858,791	13,534,996	206,905

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from: Investments	(24,366,408)	(39,646,328)	(210,969,476)	(2,956,544)
Net change in unrealized appreciation (depreciation) on: Investments	(114,218,080)	(64,394,850)	(374,406,510)	(3,707,530)

Net realized and unrealized loss on investments	(138,584,488)	(104,041,178)	(585,375,986)	(6,664,074)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(137,370,640)	$(103,182,387)	$(571,840,990)	$(6,457,169)

See accompanying notes.		CRM Funds
28

CRM FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2011 (Unaudited)

	CRM All Cap Value Fund	CRM Global Opportunity Fund	CRM International Opportunity Fund
INVESTMENT INCOME
Dividends	$300,214	$723,946	$158,578
Foreign tax withheld	—	(34,457)	(14,914)

Total investment income	300,214	689,489	143,664

EXPENSES
Investment advisory fees	194,737	415,677	88,621
Administration and accounting fees	8,929	26,526	22,943
Custody fees	8,308	84,274	115,495
Transfer Agent fees	19,884	30,617	20,821
Shareholder reports	2,121	6,024	1,240
Shareholder services - Investor Shares	34,678	2,750	5,049
Trustee fees and expenses	692	2,016	406
Insurance fees	427	1,280	227
Compliance services	246	694	142
Registration fees	17,978	16,159	15,420
Audit and tax fees	19,116	28,166	28,165
Legal fees	1,100	3,116	642
Miscellaneous	1,393	3,195	991

Total expenses	309,609	620,494	300,162
Expenses waived/reimbursed	(18,698)	(40,415)	(172,028)

Net expenses	290,911	580,079	128,134

NET INVESTMENT INCOME	9,303	109,410	15,530

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized loss from:
Investments	(3,392,222)	(16,599,293)	(3,003,206)
Foreign currency transactions	—	(228,578)	(67,609)
Net change in unrealized appreciation (depreciation) on:
Investments and foreign currency	(2,551,952)	(8,537,953)	(2,056,080)

Net realized and unrealized loss on investments and foreign currency	(5,944,174)	(25,365,824)	(5,126,895)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,934,871)	$(25,256,414)	$(5,111,365)

See accompanying notes.		CRM Funds
29

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM Small Cap Value Fund
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
NET ASSETS - BEGINNING OF PERIOD	$866,058,642	$650,644,358

OPERATIONS
Net investment income	1,213,848	1,175,463
Net realized gain (loss) from investments	(24,366,408)	145,024,945
Net change in unrealized appreciation (depreciation) on investments	(114,218,080)	127,590,703

Net increase (decrease) in net assets resulting from operations	(137,370,640)	273,791,111

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Institutional Shares	(1,207,942)	—
Net realized gains on investments - Investor Shares	(18,641,029)	—
Net realized gains on investments - Institutional Shares	(90,759,313)	—

Total distributions to shareholders	(110,608,284)	—

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	8,236,192	107,047,222
Sale of shares - Institutional Shares	93,987,447	170,161,406
Reinvestment of distributions - Investor Shares	18,220,618	—
Reinvestment of distributions - Institutional Shares	90,038,362	—
Redemption of shares- Investor Shares	(30,207,244)	(149,255,126)
Redemption of shares - Institutional Shares	(86,980,663)	(186,330,329)

Net increase (decrease) from capital share transactions	93,294,712	(58,376,827)

Total increase (decrease) in net assets	(154,684,212)	215,414,284

NET ASSETS - END OF PERIOD	$711,374,430	$866,058,642

Undistributed net investment income	$1,212,304	$1,206,398

See accompanying notes.		CRM Funds
30

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM Small/Mid Cap Value Fund
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
NET ASSETS - BEGINNING OF PERIOD	$911,426,868	$426,469,863

OPERATIONS
Net investment income	858,791	71,553
Net realized gain (loss) from investments	(39,646,328)	88,524,953
Net change in unrealized appreciation (depreciation) on investments	(64,394,850)	123,895,508

Net increase (decrease) in net assets resulting from operations	(103,182,387)	212,492,014

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	—	(1,777)
Net investment income - Institutional Shares	—	(792,187)
Net realized gains on investments - Investor Shares	(13,158,675)	—
Net realized gains on investments - Institutional Shares	(48,569,241)	—

Total distributions to shareholders	(61,727,916)	(793,964)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	50,709,804	126,541,476
Sale of shares - Institutional Shares	59,799,930	282,895,816
Reinvestment of distributions - Investor Shares	13,137,185	1,766
Reinvestment of distributions - Institutional Shares	47,382,787	711,556
Redemption of shares- Investor Shares	(40,597,367)	(42,156,337)
Redemption of shares - Institutional Shares	(130,794,780)	(94,735,322)

Net increase (decrease) from capital share transactions	(362,441)	273,258,955

Total increase (decrease) in net assets	(165,272,744)	484,957,005

NET ASSETS - END OF PERIOD	$746,154,124	$911,426,868

Undistributed (distributions in excess of) net investment income	$858,574	$(217)

See accompanying notes.		CRM Funds
31

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM Mid Cap Value Fund
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
NET ASSETS - BEGINNING OF PERIOD	$4,153,281,069	$3,229,976,943

OPERATIONS
Net investment income	13,534,996	22,114,579
Net realized gain (loss) from investments	(210,969,476)	547,734,536
Net change in unrealized appreciation (depreciation) on investments	(374,406,510)	577,096,641

Net increase (decrease) in net assets resulting from operations	(571,840,990)	1,146,945,756

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(6,599,259)	(4,384,842)
Net investment income - Institutional Shares	(16,632,425)	(13,760,019)

Total distributions to shareholders	(23,231,684)	(18,144,861)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	153,032,153	373,652,905
Sale of shares - Institutional Shares	186,111,615	647,000,390
Reinvestment of distributions - Investor Shares	6,499,663	4,361,235
Reinvestment of distributions - Institutional Shares	13,854,916	10,958,035
Redemption of shares- Investor Shares	(214,601,436)	(722,518,663)
Redemption of shares - Institutional Shares	(338,113,579)	(518,950,671)

Net decrease from capital share transactions	(193,216,668)	(205,496,769)

Total increase (decrease) in net assets	(788,289,342)	923,304,126

NET ASSETS - END OF PERIOD	$3,364,991,727	$4,153,281,069

Undistributed net investment income	$10,430	$9,707,118

See accompanying notes.		CRM Funds
32

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM Large Cap Opportunity Fund
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
NET ASSETS - BEGINNING OF PERIOD	$69,770,565	$42,868,331

OPERATIONS
Net investment income	206,905	298,521
Net realized gain (loss) from investments	(2,956,544)	6,445,944
Net change in unrealized appreciation (depreciation) on investments	(3,707,530)	7,847,300

Net increase (decrease) in net assets resulting from operations	(6,457,169)	14,591,765

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(79,096)	(55,875)
Net investment income - Institutional Shares	(269,245)	(175,048)

Total distributions to shareholders	(348,341)	(230,923)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	492,608	5,241,502
Sale of shares - Institutional Shares	3,501,926	15,496,610
Reinvestment of distributions - Investor Shares	75,525	53,689
Reinvestment of distributions - Institutional Shares	237,752	152,988
Redemption of shares- Investor Shares	(3,325,786)	(2,728,497)
Redemption of shares - Institutional Shares	(5,891,383)	(5,674,900)

Net increase (decrease) from capital share transactions	(4,909,358)	12,541,392

Total increase (decrease) in net assets	(11,714,868)	26,902,234

NET ASSETS - END OF PERIOD	$58,055,697	$69,770,565

Undistributed (distributions in excess of) net investment income	$(5,411)	$136,025

See accompanying notes.		CRM Funds
33

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM All Cap Value Fund
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
NET ASSETS - BEGINNING OF PERIOD	$39,415,535	$17,817,142

OPERATIONS
Net investment income (loss)	9,303	(133,200)
Net realized gain (loss) from investments	(3,392,222)	3,653,274
Net change in unrealized appreciation (depreciation) on investments	(2,551,952)	3,882,764

Net increase (decrease) in net assets resulting from operations	(5,934,871)	7,402,838

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gains on investments - Investor Shares	(713,681)	—
Net realized gains on investments - Institutional Shares	(368,149)	—

Total distributions to shareholders	(1,081,830)	—

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	8,215,616	13,177,328
Sale of shares - Institutional Shares	6,307,666	6,966,150
Reinvestment of distributions - Investor Shares	673,799	—
Reinvestment of distributions - Institutional Shares	246,036	—
Redemption of shares- Investor Shares	(1,563,999)	(3,007,778)
Redemption of shares - Institutional Shares	(997,989)	(2,940,145)

Net increase from capital share transactions	12,881,129	14,195,555

Total increase in net assets	5,864,428	21,598,393

NET ASSETS - END OF PERIOD	$45,279,963	$39,415,535

Undistributed (distributions in excess of) net investment income	$9,290	$(13)

See accompanying notes.		CRM Funds
34

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM Global Opportunity Fund
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
NET ASSETS - BEGINNING OF PERIOD	$112,169,618	$50,667,541

OPERATIONS
Net investment income	109,410	318,205
Net realized gain (loss) from investments and foreign currency	(16,827,871)	10,408,562
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(8,537,953)	12,628,340

Net increase (decrease) in net assets resulting from operations	(25,256,414)	23,355,107

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Institutional Shares	—	(160,372)
Net realized gains on investments - Investor Shares	(285,524)	(22,908)
Net realized gains on investments - Institutional Shares	(10,429,976)	(1,009,697)

Total distributions to shareholders	(10,715,500)	(1,192,977)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	321,980	742,541
Sale of shares - Institutional Shares	20,640,024	47,932,494
Reinvestment of distributions - Investor Shares	278,226	22,231
Reinvestment of distributions - Institutional Shares	1,167,841	249,379
Redemption of shares - Investor Shares	(530,254)	(164,052)
Redemption of shares - Institutional Shares	(38,339,223)	(9,442,998)
Redemption fee - Investor Shares	4	15
Redemption fee - Institutional Shares	164	337

Net increase (decrease) from capital share transactions	(16,461,238)	39,339,947

Total increase (decrease) in net assets	(52,433,152)	61,502,077

NET ASSETS - END OF PERIOD	$59,736,466	$112,169,618

Distributions in excess of net investment income	$(344,492)	$(453,902)

See accompanying notes.		CRM Funds
35

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM International Opportunity Fund
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
NET ASSETS - BEGINNING OF PERIOD	$22,986,072	$7,358,346

OPERATIONS
Net investment income	15,530	126,418
Net realized gain (loss) from investments and foreign currency	(3,070,815)	2,060,893
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(2,056,080)	1,662,997

Net increase (decrease) in net assets resulting from operations	(5,111,365)	3,850,308

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(473)	(7,062)
Net investment income - Institutional Shares	(36,056)	(34,192)
Net realized gains on investments - Investor Shares	(479,029)	(135,538)
Net realized gains on investments - Institutional Shares	(1,613,067)	(354,136)

Total distributions to shareholders	(2,128,625)	(530,928)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	56,094	1,950,600
Sale of shares - Institutional Shares	5,031,236	11,512,490
Reinvestment of distributions - Investor Shares	454,948	131,864
Reinvestment of distributions - Institutional Shares	685,756	141,942
Redemption of shares - Investor Shares	(205,466)	(381,811)
Redemption of shares - Institutional Shares	(8,080,032)	(1,046,739)

Net increase (decrease) from capital share transactions	(2,057,464)	12,308,346

Total increase (decrease) in net assets	(9,297,454)	15,627,726

NET ASSETS - END OF PERIOD	$13,688,618	$22,986,072

Distributions in excess of net investment income	$(112,079)	$(91,080)

See accompanying notes.		CRM Funds
36

CRM FUNDS

FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	CRM Small Cap Value Fund — Investor Shares
	For the Six Months Ended December 31, 2011 (Unaudited)	For the Years Ended June 30,
		2011	2010	2009	2008	2007
Net Asset Value — Beginning of Period	$24.08	$17.00	$14.82	$18.80	$27.78	$26.56

Investment operations:
Net investment income (loss)[1]	0.01	(0.01)	(0.07)	0.03	0.05	(0.02)
Net realized and unrealized gain (loss) on investments	(4.04)	7.09	2.25	(3.94)	(5.10)	5.06

Total from investment operations	(4.03)	7.08	2.18	(3.91)	(5.05)	5.04

Distributions to shareholders:
From net investment income	—	—	—	(0.03)	(0.05)	(0.03)
From net realized gains on investments	(3.31)	—	—	—	(3.88)	(3.79)
Return of capital	—	—	—	(0.04)	—	—

Total distributions to shareholders	(3.31)	—	—	(0.07)	(3.93)	(3.82)

Net Asset Value — End of Period	$16.74	$24.08	$17.00	$14.82	$18.80	$27.78

Total Return	(16.00)%[2]	41.65%	14.71%	(20.79)%	(18.71)%	20.47%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.10%[3]	1.08%	1.09%	1.11%	1.11%	1.12%
Net investment income (loss)	0.14%[3]	(0.06)%	(0.38)%	0.22%	0.20%	(0.08)%
Portfolio turnover rate.	58%[2]	115%	115%	87%	79%	84%
Net Assets at the end of period (000’s omitted)	$111,967	$159,302	$142,221	$120,445	$168,055	$245,746

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Not annualized.
[3]	Annualized.

See accompanying notes.		CRM Funds
37

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Small Cap Value Fund — Institutional Shares
	For the Six Months Ended December 31, 2011 (Unaudited)	For the Years Ended June 30,
		2011	2010	2009	2008	2007
Net Asset Value — Beginning of Period	$25.43	$17.91	$15.58	$19.78	$29.00	$27.58

Investment operations:
Net investment income (loss)[1]	0.04	0.04	(0.03)	0.07	0.11	0.04
Net realized and unrealized gain (loss) on investments	(4.27)	7.48	2.36	(4.16)	(5.33)	5.28

Total from investment operations	(4.23)	7.52	2.33	(4.09)	(5.22)	5.32

Distributions to shareholders
From net investment income	(0.04)	—	—	(0.07)	(0.12)	(0.11)
From net realized gains on investments	(3.31)	—	—	—	(3.88)	(3.79)
Return of capital	—	—	—	(0.04)	—	—

Total distributions to shareholders	(3.35)	—	—	(0.11)	(4.00)	(3.90)

Net Asset Value — End of Period	$17.85	$25.43	$17.91	$15.58	$19.78	$29.00

Total Return	(15.91)%[2]	41.99%	14.96%	(20.61)%	(18.50)%	20.75%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.87%[3]	0.85%	0.84%	0.86%	0.86%	0.87%
Net investment income (loss)	0.38%[3]	0.19%	(0.16)%	0.45%	0.46%	0.16%
Portfolio turnover rate	58%[2]	115%	115%	87%	79%	84%
Net Assets at the end of period (000’s omitted)	$599,407	$706,757	$508,423	$353,657	$393,983	$616,494

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Not annualized.
[3]	Annualized.

See accompanying notes.		CRM Funds
38

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Small/Mid Cap Value Fund — Investor Shares
	For the Six Months Ended December 31, 2011 (Unaudited)	For the Years Ended June 30,
		2011	2010	2009	2008	2007
Net Asset Value — Beginning of Period	$15.97	$11.45	$10.06	$12.98	$15.87	$13.00

Investment operations:
Net investment income (loss)[1]	— [2]	(0.02)	(0.01)	0.04	0.05	(0.06)
Net realized and unrealized gain (loss) on investments	(1.86)	4.54	1.40	(2.91)	(2.02)	3.78

Total from investment operations	(1.86)	4.52	1.39	(2.87)	(1.97)	3.72

Distributions to shareholders:
From net investment income	—	—	— [2]	(0.05)	(0.01)	—
From net realized gains on investments	(1.16)	—	—	—	(0.91)	(0.85)

Total distributions to shareholders	(1.16)	—	—	(0.05)	(0.92)	(0.85)

Net Asset Value — End of Period	$12.95	$15.97	$11.45	$10.06	$12.98	$15.87

Total Return	(11.25)%[3]	39.48%	13.82%	(22.08)%	(12.67)%	29.55%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.09%[4]	1.08%	1.11%	1.18%	1.23%	1.42%
Expenses, excluding reimbursement/waiver	1.09%[4]	1.08%	1.11%	1.18%	1.23%	1.44%
Net investment income (loss), including reimbursement/waiver	0.06%[4]	(0.16)%	(0.05)%	0.41%	0.33%	(0.41)%
Portfolio turnover rate	46%[3]	97%	126%	110%	78%	94%
Net Assets at the end of period (000’s omitted)	$158,333	$167,235	$43,929	$50,498	$84,201	$37,191

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Amount represents less than $0.005.
[3]	Not annualized.
[4]	Annualized.

See accompanying notes.		CRM Funds
39

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Small/Mid Cap Value Fund — Institutional Shares
	For the Six Months Ended December 31, 2011 (Unaudited)	For the Years Ended June 30,
		2011	2010	2009	2008	2007
Net Asset Value — Beginning of Period	$16.12	$11.54	$10.13	$13.07	$15.96	$13.05

Investment operations:
Net investment income (loss)[1]	0.02	0.01	0.02	0.06	0.07	(0.02)
Net realized and unrealized gain (loss) on investments	(1.88)	4.59	1.40	(2.92)	(2.02)	3.78

Total from investment operations	(1.86)	4.60	1.42	(2.86)	(1.95)	3.76

Distributions to shareholders:
From net investment income	—	(0.02)	(0.01)	(0.08)	(0.03)	—
From net realized gains on investments	(1.16)	—	—	—	(0.91)	(0.85)

Total distributions to shareholders	(1.16)	(0.02)	(0.01)	(0.08)	(0.94)	(0.85)

Net Asset Value — End of Period	$13.10	$16.12	$11.54	$10.13	$13.07	$15.96

Total Return	(11.14)%[2]	39.86%	14.05%	(21.86)%	(12.48)%	29.75%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	0.88%[3]	0.86%	0.86%	0.93%	0.99%	1.19%
Expenses, excluding reimbursement/waiver	0.88%[3]	0.86%	0.86%	0.93%	0.99%	1.22%
Net investment income (loss), including reimbursement/waiver	0.26%[3]	0.05%	0.19%	0.55%	0.53%	(0.18)%
Portfolio turnover rate	46%[2]	97%	126%	110%	78%	94%
Net Assets at the end of period (000’s omitted)	$587,821	$744,192	$382,541	$251,206	$197,237	$53,955

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]	Not annualized.
[3]	Annualized.

See accompanying notes.		CRM Funds
40

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Mid Cap Value Fund — Investor Shares
	For the Six Months Ended December 31, 2011 (Unaudited)	For the Years Ended June 30,
		2011	2010	2009	2008	2007
Net Asset Value — Beginning of Period	$30.48	$22.15	$20.18	$26.70	$33.18	$28.07

Investment operations:
Net investment income[1]	0.09	0.12	0.07	0.15	0.21	0.15
Net realized and unrealized gain (loss) on investments	(4.36)	8.30	1.97	(6.43)	(3.49)	6.76

Total from investment operations	(4.27)	8.42	2.04	(6.28)	(3.28)	6.91

Distributions to shareholders:
From net investment income	(0.14)	(0.09)	(0.07)	(0.24)	(0.17)	(0.14)
From net realized gains on investments	—	—	—	—	(3.03)	(1.66)

Total distributions to shareholders	(0.14)	(0.09)	(0.07)	(0.24)	(3.20)	(1.80)

Net Asset Value — End of Period	$26.07	$30.48	$22.15	$20.18	$26.70	$33.18

Total Return	(13.99)%[2]	38.07%	10.09%	(23.45)%	(10.49)%	25.41%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.02%[3]	1.01%	1.03%	1.09%	1.02%	1.04%
Net investment income	0.64%[3]	0.45%	0.32%	0.71%	0.70%	0.48%
Portfolio turnover rate	50%[2]	116%	126%	113%	73%	92%
Net Assets at the end of period (000’s omitted)	$1,196,198	$1,459,517	$1,379,249	$1,357,876	$1,603,987	$1,716,638
[1] The net investment income per share was calculated using the average shares outstanding method. [2] Not annualized. [3] Annualized.

See accompanying notes.		CRM Funds
41

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Mid Cap Value Fund — Institutional Shares
	For the Six Months Ended December 31, 2011 (Unaudited)	For the Years Ended June 30,
		2011	2010	2009	2008	2007
Net Asset Value — Beginning of Period	$30.98	$22.53	$20.51	$27.16	$33.69	$28.47

Investment operations:
Net investment income[1]	0.11	0.19	0.13	0.20	0.28	0.22
Net realized and unrealized gain (loss) on investments	(4.42)	8.43	2.01	(6.57)	(3.54)	6.86

Total from investment operations	(4.31)	8.62	2.14	(6.37)	(3.26)	7.08

Distributions to shareholders:
From net investment income	(0.20)	(0.17)	(0.12)	(0.28)	(0.24)	(0.20)
From net realized gains on investments	—	—	—	—	(3.03)	(1.66)

Total distributions to shareholders	(0.20)	(0.17)	(0.12)	(0.28)	(3.27)	(1.86)

Net Asset Value — End of Period	$26.47	$30.98	$22.53	$20.51	$27.16	$33.69

Total Return	(13.88)%[2]	38.32%	10.39%	(23.34)%	(10.29)%	25.69%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.82%[3]	0.80%	0.78%	0.84%	0.81%	0.82%
Net investment income	0.84%[3]	0.67%	0.54%	0.93%	0.92%	0.71%
Portfolio turnover rate	50%[2]	116%	126%	113%	73%	92%
Net Assets at the end of period (000’s omitted)	$2,168,794	$2,693,764	$1,850,728	$1,647,117	$2,648,360	$2,613,797

[1]	The net investment income per share was calculated using the average shares outstanding method.
[2]	Not annualized.
[3]	Annualized.

See accompanying notes.		CRM Funds
42

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Large Cap Opportunity Fund — Investor Shares
	For the Six Months Ended December 31, 2011 (Unaudited)	For the Years Ended June 30,
		2011	2010	2009	2008	2007
Net Asset Value — Beginning of Period	$10.91	$8.26	$8.05	$10.56	$12.68	$10.48

Investment operations:
Net investment income[1]	0.03	0.04	0.01	0.07	0.04	0.02
Net realized and unrealized gain (loss) on investments	(1.00)	2.64	0.24	(2.54)	(1.41)	2.27

Total from investment operations	(0.97)	2.68	0.25	(2.47)	(1.37)	2.29

Distributions to shareholders:
From net investment income	(0.04)	(0.03)	(0.04)	(0.04)	(0.02)	(0.01)
From net realized gains on investments	—	—	—	—	(0.73)	(0.08)

Total distributions to shareholders	(0.04)	(0.03)	(0.04)	(0.04)	(0.75)	(0.09)

Net Asset Value — End of Period	$9.90	$10.91	$8.26	$8.05	$10.56	$12.68

Total Return	(8.87)%[2]	32.44%	3.08%	(23.40)%	(11.27)%	21.95%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.15%[3]	1.15%	1.28%	1.34%	1.40%	1.47%
Expenses, excluding reimbursement/waiver	1.29%[3]	1.29%	1.30%	1.44%	1.57%	1.80%
Net investment income, including reimbursement/waiver	0.52%[3]	0.36%	0.16%	0.83%	0.31%	0.15%
Portfolio turnover rate	61%[2]	155%	167%	147%	128%	119%
Net Assets at the end of period (000’s omitted)	$18,805	$23,871	$16,065	$18,863	$21,545	$25,852

[1]	The net investment income per share was calculated using the average shares outstanding method.
[2]	Not annualized.
[3]	Annualized.

See accompanying notes.		CRM Funds
43

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Large Cap Opportunity Fund — Institutional Shares
	For the Six Months Ended December 31, 2011 (Unaudited)	For the Years Ended June 30,
		2011	2010	2009	2008	2007
Net Asset Value — Beginning of Period	$10.95	$8.29	$8.07	$10.59	$12.71	$10.50

Investment operations:
Net investment income[1]	0.04	0.06	0.03	0.09	0.07	0.05
Net realized and unrealized gain (loss) on investments	(1.01)	2.65	0.25	(2.55)	(1.41)	2.26

Total from investment operations	(0.97)	2.71	0.28	(2.46)	(1.34)	2.31

Distributions to shareholders:
From net investment income	(0.07)	(0.05)	(0.06)	(0.06)	(0.05)	(0.02)
From net realized gains on investments	—	—	—	—	(0.73)	(0.08)

Total distributions to shareholders	(0.07)	(0.05)	(0.06)	(0.06)	(0.78)	(0.10)

Net Asset Value — End of Period	$9.91	$10.95	$8.29	$8.07	$10.59	$12.71

Total Return	(8.86)%[2]	32.73%	3.42%	(23.17)%	(11.03)%	22.13%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	0.90%[3]	0.90%	1.03%	1.09%	1.15%	1.21%
Expenses, excluding reimbursement/waiver	1.06%[3]	1.06%	1.05%	1.19%	1.32%	1.55%
Net investment income, including reimbursement/waiver	0.78%[3]	0.62%	0.36%	1.15%	0.56%	0.42%
Portfolio turnover rate	61%[2]	155%	167%	147%	128%	119%
Net Assets at the end of period (000’s omitted)	$39,251	$45,900	$26,803	$39,165	$23,567	$26,588

[1]	The net investment income per share was calculated using the average shares outstanding method.
[2]	Not annualized.
[3]	Annualized.

See accompanying notes.		CRM Funds
44

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM All Cap Value Fund — Investor Shares
	For the Six Months Ended December 31, 2011 (Unaudited)	For the Years Ended June 30,				For the Period October 24, 2006[1] through June 30, 2007
		2011	2010	2009	2008
Net Asset Value — Beginning of Period	$10.89	$7.85	$7.37	$9.62	$11.40	$10.00

Investment operations:
Net investment income (loss)[2]	— [3]	(0.06)	(0.04)	0.01	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	(1.61)	3.10	0.53	(2.26)	(1.57)	1.43

Total from investment operations	(1.61)	3.04	0.49	(2.25)	(1.56)	1.42

Distributions to shareholders:
From net investment income	—	—	(0.01)	—	— [3]	(0.01)
From net realized gains on investments	(0.22)	—	—	—	(0.22)	(0.01)
Return of capital	—	—	— [3]	—	—	—

Total distributions to shareholders	(0.22)	—	(0.01)	—	(0.22)	(0.02)

Net Asset Value — End of Period	$9.06	$10.89	$7.85	$7.37	$9.62	$11.40

Total Return	(14.70)%[4]	38.73%	6.58%	(23.39)%	(13.76)%	14.21%[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.50%[5]	1.50%	1.50%	1.50%	1.50%	1.50%[5]
Expenses, excluding reimbursement/waiver	1.59%[5]	1.77%	2.06%	3.00%	3.95%	6.13%[5]
Net investment income (loss), including reimbursement/waiver	(0.05)%[5]	(0.56)%	(0.47)%	0.12%	0.10%	(0.07)%[5]
Portfolio turnover rate	65%[4]	154%	115%	121%	90%	54%[4]
Net Assets at the end of period (000’s omitted)	$30,539	$28,018	$12,016	$4,679	$5,714	$4,322

[1]	Inception of Investor Share class.
[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[3]	Amount represents less than $0.005.
[4]	Not annualized.
[5]	Annualized.

See accompanying notes.		CRM Funds
45

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM All Cap Value Fund — Institutional Shares
	For the Six Months Ended December 31, 2011 (Unaudited)	For the Years Ended June 30,				For the Period October 24, 2006[1] through June 30, 2007
		2011	2010	2009	2008
Net Asset Value — Beginning of Period	$10.95	$7.87	$7.38	$9.64	$11.42	$10.00

Investment operations:
Net investment income (loss)[2]	0.01	(0.03)	(0.02)	0.03	0.04	0.01
Net realized and unrealized gain (loss) on investments	(1.62)	3.11	0.53	(2.27)	(1.58)	1.44

Total from investment operations	(1.61)	3.08	0.51	(2.24)	(1.54)	1.45

Distributions to shareholders:
From net investment income	—	—	(0.02)	(0.02)	(0.02)	(0.02)
From net realized gains on investments	(0.22)	—	—	—	(0.22)	(0.01)
Return of capital	—	—	— [3]	—	—	—

Total distributions to shareholders	(0.22)	—	(0.02)	(0.02)	(0.24)	(0.03)

Net Asset Value — End of Period	$9.12	$10.95	$7.87	$7.38	$9.64	$11.42

Total Return	(14.62)%[4]	39.14%	6.83%	(23.18)%	(13.57)%	14.46%[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25%[5]	1.25%	1.25%	1.25%	1.25%	1.25%[5]
Expenses, excluding reimbursement/waiver	1.35%[5]	1.53%	1.87%	2.77%	3.76%	5.84%[5]
Net investment income (loss), including reimbursement/waiver	0.25%[5]	(0.33)%	(0.21)%	0.43%	0.35%	0.14%[5]
Portfolio turnover rate	65%[4]	154%	115%	121%	90%	54%[4]
Net Assets at the end of period (000’s omitted)	$14,741	$11,398	$5,801	$3,695	$2,400	$2,508

[1]	Inception of Institutional Share class.
[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[3]	Amount represents less than $0.005.
[4]	Not annualized.
[5]	Annualized.

See accompanying notes.		CRM Funds
46

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Global Opportunity Fund — Investor Shares
	For the Six Months Ended December 31, 2011 (Unaudited)	For the Years Ended June 30,		For the Period December 31, 2008[1] through June 30, 2009
		2011	2010
Net Asset Value — Beginning of Period	$18.06	$13.20	$11.68	$10.00

Investment operations:
Net investment income[2]	— [3]	0.02	0.03	0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(4.06)	5.04	1.66	1.62

Total from investment operations	(4.06)	5.06	1.69	1.68

Distributions to shareholders:
From net realized gains on investments	(2.14)	(0.20)	(0.17)	—

Total distributions to shareholders	(2.14)	(0.20)	(0.17)	—

Paid in capital from redemption fees[4]	— [3]	— [3]	— [3]	—

Net Asset Value — End of Period	$11.86	$18.06	$13.20	$11.68

Total Return	(22.11)%[5]	38.41%	14.42%	16.80%[5]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.50%[6]	1.50%	1.50%	1.50%[6]
Expenses, excluding reimbursement/waiver	1.57%[6]	1.55%	2.64%	12.69%[6]
Net investment income, including reimbursement/waiver.	0.02%[6]	0.11%	0.22%	1.21%[6]
Portfolio turnover rate	109%[5]	213%	128%	94%[5]
Net Assets at the end of period (000’s omitted)	$1,861	$2,655	$1,497	$933

[1]	Inception of Investor Share class.
[2]	The net investment income per share was calculated using the average shares outstanding method.
[3]	Amount represents less than $0.005.
[4]	The redemption fees per share were calculated using the average shares outstanding method.
[5]	Not annualized.
[6]	Annualized.

See accompanying notes.		CRM Funds
47

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Global Opportunity Fund — Institutional Shares
	For the Six Months Ended December 31, 2011 (Unaudited)	For the Years Ended June 30,		For the Period December 31, 2008[1] through June 30, 2009
		2011	2010
Net Asset Value — Beginning of Period	$18.14	$13.25	$11.70	$10.00
Investment operations:
Net investment income[2]	0.02	0.06	0.14	0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(4.08)	5.06	1.58	1.63

Total from investment operations	(4.06)	5.12	1.72	1.70

Distributions to shareholders:
From net investment income	—	(0.03)	— [3]	—
From net realized gains on investments.	(2.14)	(0.20)	(0.17)	—

Total distributions to shareholders	(2.14)	(0.23)	(0.17)	—

Paid in capital from redemption fees[4]	— [3]	— [3]	— [3]	—

Net Asset Value — End of Period	$11.94	$18.14	$13.25	$11.70

Total Return	(22.01)%[5]	38.75%	14.68%	17.00%[5]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25%[6]	1.25%	1.25%	1.25%[6]
Expenses, excluding reimbursement/waiver	1.34%[6]	1.30%	1.74%	12.48%[6]
Net investment income, including reimbursement/waiver.	0.24%[6]	0.37%	0.97%	1.46%[6]
Portfolio turnover rate.	109%[5]	213%	128%	94%[5]
Net Assets at the end of period (000’s omitted)	$57,875	$109,515	$49,171	$1,374

[1]	Inception of Institutional Share class.
[2]	The net investment income per share was calculated using the average shares outstanding method.
[3]	Amount represents less than $0.005.
[4]	The redemption fees per share were calculated using the average shares outstanding method.
[5]	Not annualized.
[6]	Annualized.

See accompanying notes.		CRM Funds
48

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM International Opportunity Fund — Investor Shares
	For the Six Months Ended December 31, 2011 (Unaudited)	For the Years Ended June 30,		For the Period December 31, 2008[1] through June 30, 2009
		2011	2010
Net Asset Value — Beginning of Period	$17.25	$13.00	$11.43	$10.00

Investment operations:
Net investment income (loss)[2]	— [3]	0.08	0.10	0.13
Net realized and unrealized gain (loss) on investments and foreign currency	(3.91)	4.83	1.98	1.30

Total from investment operations	(3.91)	4.91	2.08	1.43

Distributions to shareholders:
From net investment income	— [3]	(0.03)	(0.04)	—
From net realized gains on investments.	(1.74)	(0.63)	(0.47)	—

Total distributions to shareholders	(1.74)	(0.66)	(0.51)	—

Net Asset Value — End of Period	$11.60	$17.25	$13.00	$11.43

Total Return	(22.32)%[4]	38.14%	17.86%	14.30%[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.50%[5]	1.50%	1.50%	1.50%[5]
Expenses, excluding reimbursement/waiver	3.26%[5]	3.32%	5.12%	12.88%[5]
Net investment income (loss), including reimbursement/waiver.	(0.05)%[5]	0.48%	0.69%	2.73%[5]
Portfolio turnover rate.	113%[4]	239%	120%	121%[4]
Net Assets at the end of period (000’s omitted)	$3,615	$4,865	$2,309	$981

[1]	Inception of Investor Share class.
[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[3]	Amount represents less than $0.005.
[4]	Not annualized.
[5]	Annualized.

See accompanying notes.		CRM Funds
49

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM International Opportunity Fund — Institutional Shares
	For the Six Months Ended December 31, 2011 (Unaudited)	For the Years Ended June 30,		For the Period December 31, 2008[1] through June 30, 2009
		2011	2010
Net Asset Value — Beginning of Period	$17.31	$13.03	$11.45	$10.00

Investment operations:
Net investment income[2]	0.02	0.15	0.15	0.15
Net realized and unrealized gain (loss) on investments and foreign currency	(3.93)	4.82	1.96	1.30

Total from investment operations	(3.91)	4.97	2.11	1.45

Distributions to shareholders:
From net investment income	(0.04)	(0.06)	(0.06)	—
From net realized gains on investments.	(1.74)	(0.63)	(0.47)	—

Total distributions to shareholders	(1.78)	(0.69)	(0.53)	—

Net Asset Value — End of Period	$11.62	$17.31	$13.03	$11.45

Total Return	(22.25)%[3]	38.53%	18.09%	14.50%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25%[4]	1.25%	1.25%	1.25%[4]
Expenses, excluding reimbursement/waiver	2.99%[4]	3.10%	4.90%	12.63%[4]
Net investment income, including reimbursement/waiver.	0.21%[4]	0.90%	1.07%	2.98%[4]
Portfolio turnover rate.	113%[3]	239%	120%	121%[3]
Net Assets at the end of period (000’s omitted)	$10,074	$18,121	$5,049	$2,185

[1]	Inception of Institutional Share class.
[2]	The net investment income per share was calculated using the average shares outstanding method.
[3]	Not annualized.
[4]	Annualized.

See accompanying notes.		CRM Funds
50

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS — December 31, 2011 (Unaudited)

1.

Description of the Funds. CRM Small Cap Value Fund (“Small Cap Value Fund”), CRM Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”), CRM Mid Cap Value Fund (“Mid Cap Value Fund”), CRM Large Cap Opportunity Fund (“Large Cap Opportunity Fund”), CRM All Cap Value Fund (“All Cap Value Fund”), CRM Global Opportunity Fund (“Global Opportunity Fund”) and CRM International Opportunity Fund (“International Opportunity Fund”) (each, a “Fund” and collectively, the “Funds”) are series of CRM Mutual Fund Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on March 30, 2005.

Each Fund offers Investor and Institutional Shares. Each class has different minimum investment requirements, fees and expenses. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered only to those investors who invest in a Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more or where related accounts total $1,000,000 or more when combined. Investor Shares are available to all investors and are subject to a shareholder servicing fee.

2.	Significant Accounting Policies. The following is a summary of the significant accounting policies of the Funds:

Security Valuation. The Funds value their investment securities based on current market values when such values are available. These prices normally are supplied by a pricing service.

In valuing a Fund’s investment securities, a security listed on the New York Stock Exchange (the “Exchange”) (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Securities that are quoted on the NASDAQ Stock Market, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the stock market system, but not listed on the national market system, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost. A Fund’s currency valuations, if any, are also valued at the close of regular trading on the Exchange. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees of the Trust (the “Board” or “Trustees”). The Funds may use fair value methodologies if it is determined that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value (“NAV”) is calculated and that may materially affect the value of the security. In particular, the value of foreign securities may be materially

CRM Funds
51

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS — December 31, 2011 (Unaudited) (Continued)

affected by events occurring after the close of the market on which they are valued, but before a fund prices its shares. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. In addition, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to profit at the expense of long-term investors. Global Opportunity Fund and International Opportunity Fund use a fair value model, developed by an independent third party pricing service, to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the Board of Trustees from time to time. Valuing securities using fair value methodologies involves greater reliance on judgment than valuing securities based on readily available market quotations. A Fund, when using fair value methodologies to price securities, may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security.

The Funds disclose the value of their investments in a hierarchy based on the inputs used to value the investments. The disclosure hierarchy consists of three broad levels:

•  Level 1 — quoted prices in active markets for identical securities

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. In addition, foreign securities may require revised valuations if the values of the securities are materially affected by events occurring after the close of the market on which they are valued, but before a Fund prices its shares. As noted above, Global Opportunity Fund and International Opportunity Fund use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the Board of Trustees from time to time. As investments whose values are classified as Level 2 prices may include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

CRM Funds
52

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS — December 31, 2011 (Unaudited) (Continued)

•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds’ investments as of December 31, 2011 is included with each Fund’s Schedule of Investments. None of the Funds held any Level 3 securities as of December 31, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of those investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments that are disclosed within each Fund’s income statement, as applicable.

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NOTES TO FINANCIAL STATEMENTS — December 31, 2011 (Unaudited) (Continued)

Federal Income Taxes. Each Fund is treated as a separate entity for federal income tax purposes and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each of the Fund’s tax positions and has concluded that no provision for income tax is required in each of the Fund’s financial statements. The Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. On an ongoing basis, management monitors the Funds’ tax positions to determine if any adjustments to its conclusions are necessary.

Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis for financial reporting purposes. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro-rata basis among the Funds based on relative net assets.

Global Opportunity and International Opportunity Funds’ investments in India are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Funds accrue for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities.

Class Accounting. In calculating the NAV per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Repurchase Agreements. Each Fund may, through its custodian, receive delivery of the underlying securities used to collaterize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. The Funds’ investment adviser is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

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NOTES TO FINANCIAL STATEMENTS — December 31, 2011 (Unaudited) (Continued)

3.

Advisory Fees and Other Transactions with Affiliates. Cramer Rosenthal McGlynn, LLC (“CRM”) serves as investment adviser to the Funds. CRM receives an advisory fee from Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund and Large Cap Opportunity Fund of 0.75% of each Fund’s first $1 billion of average daily net assets; 0.70% of each Fund’s next $1 billion of average daily net assets; and 0.65% of each Fund’s average daily net assets in excess of $2 billion. For its advisory services to All Cap Value Fund, CRM receives 0.95% for the first $1 billion of average daily net assets; 0.90% of the next $1 billion of average daily net assets; and 0.85% in excess of $2 billion of average daily net assets. For its advisory services to the Global Opportunity Fund and the International Opportunity Fund, CRM receives 0.90% for the first $2 billion of average daily net assets and 0.85% in excess of $2 billion of average daily net assets.

CRM has contractually agreed to waive its fees and reimburse certain operating expenses (excluding taxes, extraordinary expenses, brokerage commissions, acquired fund fees and expenses and interest) (i) with respect to each of Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, All Cap Value Fund, Global Opportunity Fund and International Opportunity Fund, in an amount that will limit annual operating expenses to not more than 1.50% and 1.25% of average daily net assets for the Investor Shares and Institutional Shares, respectively; and (ii) with respect to Large Cap Opportunity Fund, in an amount that will limit annual operating expenses to not more than 1.15% and 0.90% of average daily net assets for Investor Shares and Institutional Shares, respectively. These undertakings will remain in place until November 1, 2012. As of December 31, 2011, $18,604 was payable to the International Opportunity Fund under the agreement and is reflected as Receivable from Adviser on the Statement of Assets and Liabilities.

From time to time, CRM may agree to waive its fees to lower the annual operating expenses beyond the ones contractually agreed upon. CRM has voluntarily agreed to cap the annual expense ratio of Small/Mid Cap Value Fund not to exceed 1.35% and 1.10% for the Investor Shares and Institutional Shares, respectively. This voluntary cap may be increased or terminated at any time.

CRM provides compliance services to the Funds. The Chief Compliance Officer (“CCO”) is an employee of CRM. The Funds are responsible for reimbursing CRM for the portion of his salary allocated to his duties as the CCO of the Funds at a rate of $75,000 per year.

Compensation of Trustees and Officers. Except for the CCO of the Funds, trustees and officers of the Funds who are interested persons of CRM, as defined in the 1940 Act, receive no compensation from the Funds.

Trustees of the Funds who are not interested persons of CRM, as defined in the 1940 Act (each an “Independent Trustee”), receive compensation and reimbursement of expenses. Each Independent Trustee receives aggregate annual compensation in the amount of $60,000 from the Trust. Under a Deferred Compensation Plan (the “Plan”) adopted August 12, 2005, an Independent Trustee may elect to defer receipt of all, or a portion, of his annual compensation. Deferred amounts credited to an Independent Trustee’s deferral account are treated as though such amounts have been invested and reinvested in Institutional Shares of one or more of the Funds until such amounts are distributed in accordance with the Plan. Trustees’ fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan. Each trustee serves during the continued lifetime of the Funds, or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified, or until the officer sooner dies, resigns, or is removed or becomes disqualified.

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55

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS — December 31, 2011 (Unaudited) (Continued)

Shareholder Servicing Fees. The Board has adopted a Shareholder Servicing Plan which allows each Fund to obtain, for its Investor Shares, the services of CRM and other qualified financial institutions to act as shareholder servicing agents for its shareholders. Under the Shareholder Servicing Plan, each Fund may pay shareholder servicing agents, including CRM, monthly fees at an annual rate not to exceed 0.25% of the Fund’s average daily net assets attributable to its Investor Shares.

Sub-Transfer Agent Fees. Institutional Shares of each Fund are sold through certain intermediaries that provide accounting, recordkeeping, and/or other services to shareholders. The Board of Trustees has approved payment of the fees charged by these intermediaries for providing these sub-transfer agency services from the assets of the Institutional Shares of each Fund provided these fees do not exceed the charges the Fund would bear for these services if they were provided directly by the Funds’ transfer agent. CRM, as the Funds’ agent, remits these payments to the intermediaries. In some cases, where the sub-transfer agency fees of an intermediary are greater than the amounts paid to CRM by the Funds for that intermediary, CRM will pay the balance of those fees itself.

4.

Investment Securities Transactions. The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) for the six months ended December 31, 2011, were as follows:

	Purchases	Sales
Small Cap Value Fund	$411,198,707	$425,451,035
Small/Mid Cap Value Fund	350,665,501	406,060,954
Mid Cap Value Fund.	1,719,469,335	1,860,428,651
Large Cap Opportunity Fund	35,566,736	39,441,853
All Cap Value Fund	37,313,481	25,826,427
Global Opportunity Fund	97,225,312	121,684,626
International Opportunity Fund	21,223,866	25,167,917

5.

Securities Lending Agreement. The Funds may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with The Bank of New York Mellon. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% (105% in the case of foreign securities) of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Bank of New York Mellon and the lender retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Funds record securities lending income net of such allocations. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, The Bank of New York Mellon has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by The Bank of New York Mellon, realization and/or retention of the collateral may be subject to legal proceedings.

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56

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS — December 31, 2011 (Unaudited) (Continued)

6.	Capital Share Transactions. Transactions in shares of capital stock for the six months ended December 31, 2011 and the year ended June 30, 2011 were as follows:

	For the Six Month Period Ended December 31, 2011		For the Year Ended June 30, 2011
	Investor Shares	Institutional Shares	Investor Shares	Institutional Shares
Small Cap Value Fund
Sold	422,400	4,798,873	4,622,651	7,090,893
Issued on reinvestment of distributions	1,146,672	5,315,133	—	—
Redeemed	(1,497,699)	(4,317,940)	(6,373,436)	(7,687,638)

Net increase (decrease)	71,373	5,796,066	(1,750,785)	(596,745)

Small/Mid Cap Value Fund
Sold	3,665,335	4,317,893	9,497,152	19,291,926
Issued on reinvestment of distributions	1,069,803	3,815,039	119	47,596
Redeemed	(2,984,613)	(9,440,792)	(2,861,168)	(6,312,651)

Net increase (decrease)	1,750,525	(1,307,860)	6,636,103	13,026,871

Mid Cap Value Fund
Sold	5,835,818	6,996,304	13,412,906	23,077,688
Issued on reinvestment of distributions	258,333	542,479	157,048	388,583
Redeemed	(8,109,487)	(12,562,841)	(27,937,883)	(18,663,207)

Net increase (decrease)	(2,015,336)	(5,024,058)	(14,367,929)	4,803,064

Large Cap Opportunity Fund
Sold	48,892	353,950	519,545	1,501,844
Issued on reinvestment of distributions	7,892	24,818	5,358	15,238
Redeemed	(344,117)	(612,044)	(281,953)	(557,794)

Net increase (decrease)	(287,333)	(233,276)	242,950	959,288

All Cap Value Fund
Sold	887,994	655,192	1,332,651	640,824
Issued on reinvestment of distributions	77,716	28,183	—	—
Redeemed	(168,335)	(108,840)	(290,896)	(336,726)

Net increase	797,375	574,535	1,041,755	304,098

Global Opportunity Fund
Sold	20,956	1,507,862	43,252	2,854,462
Issued on reinvestment of distributions	24,151	100,676	1,303	14,575
Redeemed	(35,257)	(2,799,937)	(10,949)	(543,331)

Net increase (decrease)	9,850	(1,191,399)	33,606	2,325,706

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NOTES TO FINANCIAL STATEMENTS — December 31, 2011 (Unaudited) (Continued)

	For the Six Month Period Ended December 31, 2011		For the Year Ended June 30, 2011
	Investor Shares	Institutional Shares	Investor Shares	Institutional Shares
International Opportunity Fund
Sold	3,941	381,785	120,505	715,609
Issued on reinvestment of distributions	40,512	60,956	8,200	8,816
Redeemed	(14,847)	(622,806)	(24,258)	(64,757)

Net increase (decrease)	29,606	(180,065)	104,447	659,668

7.

Federal Tax Information. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as “ordinary income” for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The tax character of distributions paid during the six months ended December 31, 2011 and the fiscal year ended June 30, 2011 was as follows:

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund
Six Months ended December 31, 2011
Ordinary income	$1,207,942	$—	$23,231,684	$348,341
Long-Term capital gains	109,400,342	61,727,916	—	—

Total distributions	$110,608,284	$61,727,916	$23,231,684	$348,341

Year ended June 30, 2011
Ordinary income	$—	$793,964	$18,144,861	$230,923

Total distributions	$—	$793,964	$18,144,861	$230,923

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NOTES TO FINANCIAL STATEMENTS — December 31, 2011 (Unaudited) (Continued)

	All Cap Value Fund	Global Opportunity Fund	International Opportunity Fund
Six Months ended December 31, 2011
Ordinary income	$—	$—	$36,529
Long-term capital gains	1,081,830	10,715,500	2,092,096

Total distributions	$1,081,830	$10,715,500	$2,128,625

Year ended June 30, 2011
Ordinary income	$—	$1,014,429	$357,026
Return of capital	—	178,548	173,902

Total distributions	$—	$1,192,977	$530,928

The total cost of investments and net unrealized appreciation or depreciation for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, and related gross unrealized appreciation and depreciation of securities held by each Fund as of December 31, 2011 was as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Small Cap Value Fund	$778,749,103	$78,303,777	$(89,021,851)	$(10,718,074)
Small/Mid Cap Value Fund	780,847,170	92,954,276	(56,584,223)	36,370,053
Mid Cap Value Fund.	3,392,700,817	361,354,864	(183,018,710)	178,336,154
Large Cap Opportunity Fund	54,891,450	5,396,930	(2,576,315)	2,820,615
All Cap Value Fund	45,329,464	3,029,651	(3,231,267)	(201,616)
Global Opportunity Fund	62,399,152	3,453,738	(5,031,491)	(1,577,753)
International Opportunity Fund	14,656,122	605,851	(1,480,010)	(874,159)

8.

Contractual Obligations. The Funds enter into contracts in the normal course of business that contain a variety of indemnification obligations. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of liability for indemnity claims to be remote.

9.

Temporary Borrowing. The Funds participate in a $25 million revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions by shareholders. The Funds are charged an annual commitment fee, which is allocated across the Funds on the basis of each Fund’s allocation of the entire facility. The Funds may borrow up to a maximum of one third of their net assets under the agreement. The Trust is charged an annual fee of 0.12% of the commitment amount which is allocated proportionate to each Fund’s borrowing capabilities. For a Fund that utilizes the revolving line of credit, interest will be charged at a rate of 1.25% plus a negotiated alternative base rate, or overnight rate, depending upon the type of loan. The line of credit is scheduled to expire on November 14, 2012. The Funds had no amounts outstanding as of December 31, 2011, or at any time during the six month period then ended.

10.	Redemption Fees. Shareholders who sell or exchange shares of Global Opportunity Fund or International

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NOTES TO FINANCIAL STATEMENTS — December 31, 2011 (Unaudited) (Concluded)

Opportunity Fund within 30 days or less after the purchase date are charged a redemption fee of 1.50% of the total redemption amount which is payable to the Fund. The fees are designed to help offset the brokerage commissions, market impacts, and other costs associated with short-term shareholder trading. The fee is accounted for as an addition to paid-in-capital.

11.

Subsequent Events. Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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OTHER INFORMATION (Unaudited)

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year (quarters ended September 30 and March 31) on Form N-Q. The Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust’s portfolios is available, without charge and upon request, by calling 800-CRM-2883 and on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ended June 30th is available without charge and upon request by calling 800-CRM-2883, and on the SEC’s website listed above.

Statement of Additional Information

The Statement of Additional Information (“SAI”) for the Funds includes additional information about the Trustees and is available upon request, without charge, by calling 800-CRM-2883 or by visiting the Funds’ website at http://www.crmfunds.com.

Privacy Notice

(THIS PRIVACY NOTICE IS BEING DELIVERED WITH THE FUNDS’ SHAREHOLDER REPORT BUT IS NOT DEEMED TO BE A PART OF THE FUNDS’ SHAREHOLDER REPORT)

Set forth below is the policy of CRM Mutual Fund Trust (the “Trust”) concerning the collection and disclosure of non-public personal information regarding investors and prospective investors in CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund, CRM Large Cap Opportunity Fund, CRM All Cap Value Fund, CRM Global Opportunity Fund, and CRM International Opportunity Fund (the “Funds”) who are individuals investing for personal, family, or household purposes. The words “we” and “us” refers to the Trust and the Funds. The words “you” and “your” refers to investors and prospective investors in the Funds who are covered by this policy.

We use administrators, investment managers, custodians, transfer agents, securities brokers, and other third party businesses to conduct many aspects of our business, including processing initial investments, additional investments, redemptions, share transfers, and other transactions that you request. We refer to these third parties below as our “Service Agents.”

As we work together to achieve your investment goals, you will often share with our Service Agents personal and financial information, including, for example, your name, address and telephone number, your e-mail address, your purchases and redemptions of shares of the Funds, your banking arrangements, information on your family members, and your social security number. Our Service Agents may also receive these types of information from other firms that assist us in conducting our business. This information is collected in order to properly handle your account.

To protect the security of your personal and financial information, our Service Agents maintain physical, electronic,

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OTHER INFORMATION (Unaudited) (Concluded)

and procedural safeguards that meet the standards of applicable laws and regulations.

We may, and we may authorize our Service Agents to, use your personal and financial information and share it with us, other Service Agents, and affiliates of Service Agents in order to provide you with investment services, improve our services, make our procedures more efficient, implement security measures, and fight fraud.

We will not sell your personal and financial information to any outside party. We obtain from our Service Agents confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.

On occasion, we and our Service Agents may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal, state, and foreign laws give people involved in lawsuits and other legal proceedings the right under certain circumstances to obtain information from us and our Service Agents, including your personal and financial information. We and our Service Agents may make other disclosures to non-affiliated third parties as permitted by law.

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TRUSTEES
Louis Ferrante, CFA, CPA
Louis Klein, Jr.
Carlos A. Leal, CPA
Clement C. Moore, II

INVESTMENT ADVISER
Cramer Rosenthal McGlynn, LLC
520 Madison Avenue, 20th Floor
New York, NY 10022

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

ADMINISTRATOR & TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
The Bank of New York Mellon
One Wall Street
New York, NY 10286

LEGAL COUNSEL
Bingham McCutchen LLP
One Federal Street
Boston, MA 02110

Investor Information:
800-CRM-2883 www.crmfunds.com

This report is authorized for distribution only to shareholders and to others who have received current prospectuses of the CRM Funds.

SEMI-ANNUAL REPORT

DECEMBER 31, 2011 (Unaudited)

CRM SMALL CAP VALUE FUND

CRM SMALL/MID CAP VALUE FUND

CRM MID CAP VALUE FUND

CRM LARGE CAP OPPORTUNITY FUND

CRM ALL CAP VALUE FUND

CRM GLOBAL OPPORTUNITY FUND

CRM INTERNATIONAL OPPORTUNITY FUND

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date	March 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date	March 5, 2012

By (Signature and Title)*	/s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date	March 5, 2012

* Print the name and title of each signing officer under his or her signature.